Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Entity Registrant Name	SENECA GLOBAL FUND, L.P.
Entity Central Index Key	0001414581
Entity Filer Category	Smaller Reporting Company

Statements of Financial Condition (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity in broker trading accounts
Cash	$ 23,481,414	$ 15,373,302	$ 15,061,686
Net unrealized gain (loss) on open futures contracts	(448,683)	1,184,851	2,154,522
Net unrealized gain (loss) on open forward currency contracts	(24,490)	18,907	977,320
Total equity in broker trading accounts	23,008,241	16,577,060	18,193,528
Cash and cash equivalents	3,205,620	3,134,401	38,989,573
Investments in securities, at fair value	37,096,267	44,281,549
Certificates of deposit, at fair value	3,455,744	2,951,285
Total assets	66,765,872	66,944,295	57,183,101
Liabilities
Trading Advisor management fees payable	76,872	78,262	311,768
Trading Advisor incentive fees payable	73,650		582,381
Commissions and other trading fees payable on open contracts	9,905	9,096	2,995
Cash Manager fees payable	13,799	16,476
General Partner fee payable	80,202	80,898	49,337
Selling Agent fees payable - General Partner	39,969	39,572	27,143
Administrative expenses payable - General Partner	51,396	51,851	42,727
Offering expenses payable - General Partner	40,101	40,449	33,639
Broker dealer custodial fee payable - General Partner	5,810	6,169	6,174
Broker dealer servicing fee payable - General Partner	3,853	3,715	2,675
Redemptions payable	1,353,321	528,168	35,507
Subscriptions received in advance	1,632,356	1,426,321	2,536,859
Total liabilities	3,381,234	2,280,977	3,631,205
Partners' Capital (Net Asset Value)
General Partner Units - 6,484.1437, 6,484.1437 and 4,806.7772 units outstanding at March 31, 2012, December 31, 2011 and 2010, respectively	760,203	776,710	609,812
Total partners' capital (net asset value)	63,384,638	64,663,318	53,551,896
Total liabilities and partners' capital (net asset value)	66,765,872	66,944,295	57,183,101
Series A
Partners' Capital (Net Asset Value)
Limited partners Units	23,494,998	23,528,145	15,995,450
Series B
Partners' Capital (Net Asset Value)
Limited partners Units	12,827,063	13,684,883	13,396,321
Series I
Partners' Capital (Net Asset Value)
Limited partners Units	$ 26,302,374	$ 26,673,580	$ 23,550,313

Statements of Financial Condition (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Partner Units, units outstanding	6,484.1437	6,484.1437	4,806.7772
Series A
Limited Partners Units, units outstanding	278,040.8628	269,518.2687	165,574.3151
Series B
Limited Partners Units, units outstanding	135,854.52	140,857.9391	126,655.8355
Series I
Limited Partners Units, units outstanding	240,180.3953	237,052.9763	193,350.1543

Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Trading Gain (Loss) from Futures and Forwards Trading
Net realized gain	$ 494,161	$ 2,700,595	$ 1,328,808	$ 5,846,296
Net change in unrealized gain (loss)	(1,676,931)	(1,999,783)	(1,928,084)	3,346,717
Brokerage commissions and trading expenses	(51,642)	(28,206)	(165,431)	(87,084)
Net gain (loss) from futures and forwards trading	(1,234,412)	672,606	(764,707)	9,105,929
Income
Interest income	172,510	40,973	519,067	116,528
Net realized and change in unrealized gain (loss) on securities and certificates of deposit	142,933		(657,515)	3,156
Total income (loss)	315,443	40,973	(138,448)	119,684
Expenses
Trading Advisor management fees	234,063	344,800	1,071,424	1,011,377
Trading Advisor incentive fees	73,650		1,165,512	618,276
Cash Manager fees	10,929		43,765
General Partner fee	246,342	156,349	846,396	458,261
Selling Agent fees - General Partner	122,100	90,209	423,469	255,150
Broker dealer custodial fee - General Partner	18,211	18,684	75,682	62,961
Broker dealer servicing fee - General Partner	11,712	9,071	41,818	25,455
Administrative expenses - General Partner	214,128	242,277	848,371	554,397
Offering expenses - General Partner	125,973	123,382	782,473	403,926
Total expenses	1,057,108	984,772	5,298,910	3,389,803
Administrative and offering expenses waived	(59,066)	(122,574)	(576,765)	(245,534)
Net total expenses	998,042	862,198	4,722,145	3,144,269
Net investment loss	(682,599)	(821,225)	(4,860,593)	(3,024,585)
Net Income (Loss)	(1,917,011)	(148,619)	(5,625,300)	6,081,344
Series A
Expenses
Net Income (Loss)	(789,099)	(95,990)	(2,243,265)	1,679,404
(Decrease) increase in net asset value per Unit	$ (2.8)	$ (0.62)	$ (9.31)	$ 10.95
Net (loss) income per Unit (based on weighted average number of units outstanding during the period)	(2.87)	(0.53)	(10.21)	12.11
Weighted average number of Units outstanding	274,838.475	180,387.6282	219,638.5625	138,675.7151
Series B
Expenses
Net Income (Loss)	(380,567)	(32,085)	(1,222,177)	1,642,755
(Decrease) increase in net asset value per Unit	$ (2.73)	$ (0.26)	$ (8.62)	$ 13.44
Net (loss) income per Unit (based on weighted average number of units outstanding during the period)	(2.73)	(0.25)	(9)	14.17
Weighted average number of Units outstanding	139,234.3267	130,245.4509	135,842.8268	115,932.0983
Series I
Expenses
Net Income (Loss)	(730,838)	(22,781)	(2,126,756)	2,683,503
(Decrease) increase in net asset value per Unit	$ (3.01)	$ (0.12)	$ (9.28)	$ 16.12
Net (loss) income per Unit (based on weighted average number of units outstanding during the period)	(3.05)	(0.11)	(9.89)	17.99
Weighted average number of Units outstanding	239,600.5666	199,939.9324	215,115.4886	149,182.1541
General Partner
Expenses
Net Income (Loss)	$ (16,507)	$ 2,237	$ (33,102)	$ 75,682
(Decrease) increase in net asset value per Unit	$ (2.55)	$ 0.46	$ (7.08)	$ 18.65
Net (loss) income per Unit (based on weighted average number of units outstanding during the period)	(2.55)	0.46	(6.3)	18.31
Weighted average number of Units outstanding	6,484.1437	4,806.7772	5,256.2726	4,133.9088

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (1,917,011)	$ (148,619)	$ (5,625,300)	$ 6,081,344
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Net change in unrealized (gain) loss from futures and forwards trading	1,676,931	1,999,783	1,928,084	(3,346,717)
Purchases of securities and certificates of deposit	(24,658,581)		(93,779,468)
Proceeds from disposition of securities and certificates of deposit	31,482,337		45,889,119	2,021,939
Net realized and change in unrealized (gain) loss in securities and certificates of deposit	(142,933)		657,515	(3,156)
Changes in
Trading Advisor management fees payable	(1,390)	33,032	(233,506)	122,726
Trading Advisor incentive fees payable	73,650	(582,381)	(582,381)	582,381
Commissions and other trading expenses payable on open contracts	809	2,403	6,101	(737)
Cash Manager fees payable	(2,677)		16,476
General Partner management fee payable	(696)	3,449	31,561	20,632
Selling Agent fees payable - General Partner	397	3,503	12,429	11,176
Administrative expenses payable - General Partner	(455)	2,794	9,124	(32,108)
Offering expenses payable - General Partner	(348)	2,351	6,810	14,068
Broker dealer custodial fee payable - General Partner	(359)	28	(5)	1,777
Broker dealer servicing fee payable - General Partner	138	439	1,040	990
Net cash provided by (used in) operating activities	6,509,812	1,316,782	(51,662,401)	5,474,315
Cash flows from financing activities
Subscriptions	2,420,521	2,624,106	19,151,862	17,385,409
Subscriptions received in advance	1,632,356	2,737,154	1,426,321	2,536,859
Redemptions	(2,383,358)	(525,292)	(4,459,338)	(3,427,086)
Net cash provided by financing activities	1,669,519	4,835,968	16,118,845	16,495,182
Net increase (decrease) in cash and cash equivalents	8,179,331	6,152,750	(35,543,556)	21,969,497
Cash and cash equivalents, beginning of period	18,507,703	54,051,259	54,051,259	32,081,762
Cash and cash equivalents, end of period	26,687,034	60,204,009	18,507,703	54,051,259
End of period cash and cash equivalents consists of
Cash in broker trading accounts	23,481,414	16,844,768	15,373,302	15,061,686
Cash and cash equivalents	3,205,620	43,359,241	3,134,401	38,989,573
Cash and cash equivalents, end of period	26,687,034	60,204,009	18,507,703	54,051,259
Supplemental disclosure of cash flow information
Prior period redemptions paid	528,168	35,507	35,507	189,947
Prior period subscriptions received in advance	1,426,321	2,536,859	2,536,859	1,957,075
Supplemental schedule of non-cash financing activities
Redemptions payable	$ 1,353,321	$ 400,564	$ 528,168	$ 35,507

Statements of Changes in Partners' Capital (Net Asset Value) (USD $)	Total	Series A	Series B	Series I	General Partner
Beginning Balance at Dec. 31, 2009	$ 31,400,714	$ 9,492,784	$ 9,610,394	$ 11,863,406	$ 434,130
Beginning Balance (in units) at Dec. 31, 2009		110,813.7773	104,085.6268	112,253.4442	4,011.5691
Subscriptions (in units)		57,843.6599	36,806.4851	96,214.7618	795.2081
Redemptions (in units)		(3,083.1221)	(14,090.2424)	(15,245.0597)
Transfers (in units)			(146.034)	127.008
Net income (loss)	6,081,344	1,679,404	1,642,755	2,683,503	75,682
Subscriptions	19,342,484	5,095,563	3,491,139	10,655,782	100,000
Redemptions	(3,272,646)	(272,301)	(1,333,219)	(1,667,126)
Transfers			(14,748)	14,748
Net Asset Value Per Unit		$ 96.61	$ 105.77	$ 121.8	$ 126.87
Ending Balance at Dec. 31, 2010	53,551,896	15,995,450	13,396,321	23,550,313	609,812
Ending Balance (in units) at Dec. 31, 2010		165,574.3151	126,655.8355	193,350.1543	4,806.7772
Subscriptions (in units)		27,928.9157	6,980.5264	14,383.8275
Redemptions (in units)		(2,579.3011)	(1,609.0403)	(3,876.3168)
Transfers (in units)		(968.3445)		765.2694
Net income (loss)	(148,619)	(95,990)	(32,085)	(22,781)	2,237
Subscriptions	5,160,965	2,678,276	736,625	1,746,064
Redemptions	(890,349)	(249,208)	(171,093)	(470,048)
Transfers		(94,423)		94,423
Net Asset Value Per Unit		$ 95.99	$ 105.51	$ 121.68	$ 127.33
Ending Balance at Mar. 31, 2011	57,673,893	18,234,105	13,929,768	24,897,971	612,049
Ending Balance (in units) at Mar. 31, 2011		189,955.5852	132,027.3216	204,622.9344	4,806.7772
Beginning Balance at Dec. 31, 2010	53,551,896	15,995,450	13,396,321	23,550,313	609,812
Beginning Balance (in units) at Dec. 31, 2010		165,574.3151	126,655.8355	193,350.1543	4,806.7772
Subscriptions (in units)		120,665.9516	26,568.8033	61,518.0207	1,677.3665
Redemptions (in units)		(15,753.6535)	(12,808.5003)	(18,198.6238)
Transfers (in units)		(968.3445)	441.8006	383.4251
Net income (loss)	(5,625,300)	(2,243,265)	(1,222,177)	(2,126,756)	(33,102)
Subscriptions	21,688,721	11,371,595	2,746,801	7,370,325	200,000
Redemptions	(4,951,999)	(1,501,212)	(1,280,101)	(2,170,686)
Transfers		(94,423)	44,039	50,384
Net Asset Value Per Unit		$ 87.3	$ 97.15	$ 112.52	$ 119.79
Ending Balance at Dec. 31, 2011	64,663,318	23,528,145	13,684,883	26,673,580	776,710
Ending Balance (in units) at Dec. 31, 2011		269,518.2687	140,857.9391	237,052.9763	6,484.1437
Subscriptions (in units)		19,632.3036	6,640.3804	13,186.8195
Redemptions (in units)		(11,109.7095)	(11,643.7995)	(10,059.4005)
Net income (loss)	(1,917,011)	(789,099)	(380,567)	(730,838)	(16,507)
Subscriptions	3,846,842	1,714,526	646,821	1,485,495
Redemptions	(3,208,511)	(958,574)	(1,124,074)	(1,125,863)
Net Asset Value Per Unit		$ 84.5	$ 94.42	$ 109.51	$ 117.24
Ending Balance at Mar. 31, 2012	$ 63,384,638	$ 23,494,998	$ 12,827,063	$ 26,302,374	$ 760,203
Ending Balance (in units) at Mar. 31, 2012		278,040.8628	135,854.52	240,180.3953	6,484.1437

Condensed Schedule of Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Condensed Schedule of Investments

Seneca Global Fund, L.P.

Condensed Schedule of Investments

March 31, 2012

(Unaudited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Investments in Securities
U.S. Treasury Securities
Face Value	Maturity Date	Name	Yield [1]
$125,000	6/15/12	U.S. Treasury Note	1.88%	$126,138	0.19%
200,000	7/31/12	U.S. Treasury Note	4.63%	204,511	0.32%
100,000	7/31/12	U.S. Treasury Note	0.63%	100,270	0.16%
1,225,000	8/31/12	U.S. Treasury Note	0.38%	1,226,502	1.94%
100,000	9/30/12	U.S. Treasury Note	0.38%	100,107	0.16%
450,000	10/31/12	U.S. Treasury Note	3.88%	466,944	0.74%
525,000	11/15/12	U.S. Treasury Note	1.38%	531,620	0.84%
300,000	11/30/12	U.S. Treasury Note	0.50%	301,125	0.48%
325,000	1/15/13	U.S. Treasury Note	1.38%	328,922	0.52%
300,000	2/15/13	U.S. Treasury Note	1.38%	303,533	0.48%
350,000	3/31/13	U.S. Treasury Note	2.50%	357,899	0.56%
400,000	6/30/13	U.S. Treasury Note	0.38%	400,910	0.63%
400,000	11/15/13	U.S. Treasury Note	0.50%	401,961	0.63%
400,000	12/31/13	U.S. Treasury Note	0.13%	398,751	0.63%
Total U.S. Treasury securities (cost: $5,276,236)				5,249,193	8.28%

U.S. Government Sponsored Enterprise Notes
Face Value	Maturity Date	Name	Yield [1]
$250,000	4/2/12	Federal Home Loan Bank	0.17%	250,110	0.39%
250,000	6/20/12	Federal Home Loan Bank	1.88%	252,249	0.40%
250,000	6/27/12	Federal Home Loan Bank	0.25%	250,222	0.39%
300,000	7/25/12	Federal Home Loan Bank	0.25%	300,279	0.47%
31,250	8/10/12	Federal Home Loan Bank	0.35%	31,302	0.05%
200,000	1/16/13	Federal Home Loan Bank	1.50%	202,616	0.32%
200,000	1/29/13	Federal Home Loan Bank	0.38%	200,384	0.32%
400,000	5/18/12	Federal National Mortgage Assoc.	4.88%	409,771	0.65%
200,000	7/30/12	Federal National Mortgage Assoc.	1.13%	201,020	0.32%
750,000	10/30/12	Federal National Mortgage Assoc.	0.50%	752,769	1.19%
250,000	7/10/12	Federal Home Loan Mortgage Corp.	0.18%	249,966	0.39%
250,000	7/16/12	Federal Home Loan Mortgage Corp.	0.18%	249,963	0.39%
Total U.S. government sponsored enterprise notes (cost: $3,372,550)				3,350,651	5.28%

Foreign Government Sponsored Enterprise Notes
Face Value	Maturity Date	Name	Yield[1]
$250,000	6/11/12	Societe de Financement de l'Economie Fr.	2.25%	252,352	0.40%
Total foreign government sponsored enterprise notes (cost: $254,731)				252,352	0.40%

Total government sponsored enterprise notes (cost: $3,627,281)				3,603,003	5.68%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Commercial Paper
Face Value	Maturity Date	Name	Yield [1]
Agriculture
$250,000	5/21/12	Philip Morris International Inc.	0.17%	$249,941	0.39%
Banks
200,000	4/30/12	Barclays US Funding LLC	0.15%	199,976	0.32%
150,000	5/2/12	Credit Suisse (USA), Inc.	0.22%	149,972	0.24%
150,000	4/26/12	HSBC USA Inc.	0.24%	149,975	0.24%
200,000	6/26/12	The Bank of Tokyo-Mitsubishi UFJ (NY)	0.36%	199,828	0.32%
220,000	4/11/12	Union Bank	0.25%	219,985	0.35%
Beverages
250,000	5/1/12	Anheuser-Busch InBev Worldwide Inc.	0.25%	249,948	0.39%
250,000	4/11/12	Bacardi U.S.A., Inc.	0.43%	249,970	0.39%
Computers
250,000	4/9/12	Hewlett-Packard Company	0.44%	249,976	0.39%
Diversified Financial Services
270,000	5/3/12	Caterpillar Financial Services Corp	0.12%	269,971	0.44%
200,000	4/16/12	ING (U.S.) Funding LLC	0.30%	199,985	0.32%
210,000	4/19/12	Louis Dreyfus Commodities LLC	0.20%	209,979	0.33%
200,000	4/9/12	PACCAR Financial Corp.	0.13%	199,994	0.32%
200,000	4/4/12	Rabobank USA Financial Corporation	0.46%	199,999	0.32%
250,000	4/30/12	River Fuel Company #2, Inc.	0.18%	249,964	0.39%
250,000	7/24/12	UOB Funding LLC	0.30%	249,786	0.39%
Energy
250,000	4/10/12	Duke Energy Corporation	0.40%	249,975	0.39%
250,000	4/5/12	NextEra Energy Capital Holdings, Inc.	0.42%	249,988	0.39%
250,000	4/11/12	The Southern Company	0.20%	249,986	0.39%
Mining
250,000	4/23/12	BHP Billiton Finance (USA) Limited	0.13%	249,980	0.39%
Total U.S. commercial paper (cost: $4,498,250)				4,499,178	7.10%

Foreign Commercial Paper
Banks
$250,000	5/7/12	Commonwealth Bank of Australia	0.15%	249,963	0.39%
250,000	2/1/13	DBS Bank Ltd.	0.89%	248,098	0.39%
270,000	4/16/12	DNB Bank ASA	0.17%	269,981	0.45%
250,000	6/1/12	Oversea-Chinese Banking Corp.	0.30%	249,873	0.39%
250,000	4/23/12	Sumitomo Mitsui Banking Corp.	0.25%	249,962	0.39%
Consumer Products
250,000	3/5/13	Reckitt Benckiser Treasury Services PLC	0.75%	247,707	0.39%
Energy
250,000	4/30/12	GDF Suez	0.22%	249,956	0.39%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

		Description			Fair Value	% of Partners' Capital (Net Asset Value)
Foreign Commercial Paper (continued)
Face Value	Maturity Date	Name	Yield	[1]
Government Sponsored Enterprise
$250,000	4/17/12	Corporacion Andina de Fomento	0.29%		$249,968	0.39%
Total foreign commercial paper (cost: $2,015,304)					2,015,508	3.18%

Total commercial paper (cost: $6,513,554)					6,514,686	10.28%

U.S. Corporate Notes

Face Value	Maturity Date	Name	Yield [1]
Aerospace
$225,000	11/20/12	Boeing	1.88%	228,573	0.36%
200,000	4/1/12	McDonnell Douglas	9.75%	209,847	0.33%
Apparel
75,000	8/23/13	V.F. Corporation	1.24%	75,102	0.12%
Banks
200,000	1/30/14	Bank of America Corporation	1.97%	197,047	0.31%
450,000	4/1/14	Citigroup Inc.	1.51%	443,844	0.70%
200,000	7/2/12	Credit Suisse New York	3.45%	202,933	0.32%
450,000	1/14/14	Credit Suisse New York	1.53%	449,363	0.71%
250,000	10/30/12	GMAC Inc.	1.75%	254,051	0.40%
300,000	12/19/12	GMAC Inc.	2.20%	306,078	0.48%
450,000	5/2/14	JPMorgan Chase & Co.	1.22%	451,001	0.71%
450,000	1/9/14	Morgan Stanley	0.88%	428,861	0.68%
250,000	11/1/12	The Bank of New York Mellon	4.95%	261,579	0.41%
250,000	2/7/14	The Goldman Sachs Group, Inc.	1.53%	246,056	0.39%
300,000	5/1/13	Wachovia Corporation	5.50%	321,942	0.51%
Beverages
450,000	7/14/14	Anheuser-Busch InBev Worldwide Inc.	0.93%	451,576	0.71%
300,000	8/15/13	Coca-Cola Enterprises, Inc.	5.00%	318,858	0.50%
Chemicals
200,000	11/15/12	Praxair, Inc.	1.75%	202,939	0.32%
Computers
450,000	4/1/14	Dell Inc.	1.18%	453,713	0.72%
225,000	5/30/14	Hewlett-Packard Company	0.89%	222,583	0.35%
100,000	9/19/14	Hewlett-Packard Company	2.02%	100,812	0.16%
550,000	10/15/13	IBM	6.50%	615,780	0.97%
Consumer Products
250,000	8/15/14	The Procter & Gamble Company	0.70%	250,992	0.40%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
Diversified Financial Services
$250,000	6/29/12	American Honda Finance Corporation	0.57%	$249,942	0.39%
200,000	5/24/13	BlackRock, Inc.	0.79%	200,854	0.32%
45,000	4/1/14	Caterpillar Financial Services Corp.	0.87%	45,301	0.07%
200,000	12/28/12	General Electric Capital Corporation	2.63%	204,898	0.32%
450,000	1/15/14	HSBC Finance Corporation (USA)	0.82%	438,079	0.69%
225,000	10/1/12	John Deere Capital Corporation	5.25%	236,413	0.37%
200,000	12/17/12	John Deere Capital Corporation	4.95%	209,181	0.33%
300,000	4/5/13	PACCAR Financial Corp.	0.69%	301,508	0.48%
225,000	4/14/14	SSIF Nevada, Limited Partnership	1.27%	223,877	0.35%
200,000	10/12/12	Toyota Motor Credit Corporation	0.78%	200,625	0.32%
200,000	1/14/13	Toyota Motor Credit Corporation	0.78%	200,703	0.32%
275,000	2/17/15	Toyota Motor Credit Corporation	1.00%	275,273	0.43%
Energy
225,000	10/15/12	ConocoPhillips	4.75%	235,021	0.37%
250,000	10/31/12	Northern Natural Gas Company	5.38%	262,245	0.41%
225,000	12/13/13	Occidental Petroleum Corporation	1.45%	229,285	0.36%
Food
200,000	9/15/12	Cargill, Incorporated	5.60%	204,589	0.32%
Healthcare
230,000	3/1/14	Roche Holdings, Inc.	5.00%	248,873	0.39%
Insurance
100,000	1/10/14	Berkshire Hathaway Finance Corp.	0.91%	100,412	0.16%
200,000	2/11/13	Berkshire Hathaway Inc.	0.94%	201,247	0.32%
100,000	2/11/13	Berkshire Hathaway Inc.	0.94%	100,623	0.16%
115,000	5/30/12	Jackson National Life Global Funding	6.13%	118,246	0.19%
200,000	1/11/13	Metropolitan Life Global Funding I	2.50%	203,194	0.32%
200,000	4/10/13	Metropolitan Life Global Funding I	5.13%	213,924	0.34%
200,000	8/22/12	New York Life Global Funding	0.54%	200,099	0.32%
100,000	10/16/12	New York Life Global Funding	5.25%	104,911	0.17%
200,000	4/15/13	Pacific Life Global Funding	5.15%	213,253	0.34%
200,000	6/25/12	Pricoa Global Funding I	4.63%	204,222	0.32%
200,000	9/27/13	Pricoa Global Funding I	0.67%	198,298	0.31%
100,000	12/14/12	Principal Life Income Fundings	5.30%	104,705	0.17%
200,000	6/15/12	The Travelers Companies, Inc.	5.38%	205,107	0.32%
Media
150,000	12/1/14	The Walt Disney Company	0.88%	151,102	0.24%
Manufacturing
435,000	6/21/13	Danaher Corporation	0.72%	436,266	0.69%
Pharmaceutical
225,000	2/10/14	Novartis Capital Corporation	4.13%	240,975	0.38%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
$150,000	3/15/13	Pfizer Inc.	5.50%	$157,600	0.25%
Retail
425,000	7/18/14	Target Corporation	0.73%	426,840	0.67%
225,000	4/15/14	Wal-Mart Stores, Inc.	1.63%	232,117	0.37%
Steel
100,000	12/1/12	Nucor Corporation	5.00%	104,422	0.16%
Telecommunication
225,000	2/13/15	AT&T Inc.	0.88%	223,931	0.35%
110,000	3/14/14	Cisco Systems, Inc.	0.72%	110,599	0.17%
270,000	3/28/14	Verizon Communications Inc.	1.08%	272,262	0.43%
Transportation
200,000	1/15/13	United Parcel Service, Inc.	4.50%	208,313	0.33%
Total U.S. corporate notes (cost: $15,521,036)				15,392,865	24.28%

Foreign Corporate Notes
Automotive
$450,000	4/1/14	Volkswagen International Finance N.V.	1.19%	449,991	0.71%
Banks
400,000	12/21/12	ANZ National (Int'l) Limited	2.38%	407,194	0.64%
200,000	6/28/13	Bank of Montreal	2.13%	204,471	0.33%
450,000	1/10/14	BNP Paribas	1.48%	442,197	0.70%
250,000	6/29/12	Commonwealth Bank of Australia	0.67%	249,892	0.39%
225,000	4/14/14	Danske Bank A/S	1.62%	221,991	0.35%
250,000	1/18/13	HSBC Bank PLC	0.96%	250,518	0.40%
450,000	3/15/13	ING Bank N.V.	1.52%	450,477	0.71%
250,000	6/17/13	KfW Bankengruppe	0.25%	249,928	0.39%
200,000	6/15/12	National Australia Bank Limited	0.67%	200,060	0.32%
100,000	11/16/12	National Australia Bank Limited	2.35%	101,966	0.16%
225,000	4/11/14	National Australia Bank Limited	1.30%	224,845	0.35%
300,000	2/4/13	Rabobank Nederland	0.68%	300,257	0.47%
250,000	3/8/13	Royal Bank of Canada	0.62%	250,490	0.40%
200,000	9/14/12	Svenska Handelsbanken AB	2.88%	202,233	0.32%
200,000	5/11/12	The Royal Bank of Scotland	2.63%	202,383	0.32%
270,000	7/26/13	The Toronto-Dominion Bank	0.74%	271,140	0.43%
100,000	12/14/12	Westpac Banking Corporation	1.90%	101,442	0.16%
250,000	3/31/14	Westpac Banking Corporation	1.20%	249,772	0.39%
Energy
225,000	3/25/13	Shell International Finance B.V.	1.88%	228,446	0.36%
Insurance
200,000	4/22/13	Monumental Global Funding III	5.50%	213,649	0.34%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Foreign Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
Pharmaceutical
$200,000	3/28/13	Sanofi	0.67%	$200,753	0.32%
210,000	3/28/14	Sanofi	0.78%	211,117	0.33%
450,000	3/21/14	Teva Pharmaceutical Finance III BV	0.97%	451,308	0.71%
Total foreign corporate notes (cost: $6,361,103)				6,336,520	10.00%

Total corporate notes (cost: $21,882,139)				21,729,385	34.28%

Total investment in securities (cost: $37,299,210)				$37,096,267	58.52%

U.S. Certificates of Deposit
Face Value	Maturity Date	Name	Yield[1]
Banks
$100,000	8/15/13	Bank of Montreal (Chicago)	0.70%	$100,064	0.16%
250,000	6/15/12	Barclays Bank PLC (NY)	0.33%	250,057	0.39%
250,000	3/14/13	Deutsche Bank Aktiengesellschaft (NY)	1.06%	250,195	0.39%
250,000	1/9/13	National Bank of Canada (NY)	0.66%	250,724	0.40%
200,000	11/13/12	Nordea Bank Finland PLC (NY)	0.71%	199,987	0.32%
250,000	3/1/13	PNC Bank	0.59%	250,187	0.39%
200,000	6/11/12	The Bank of Nova Scotia (NY)	0.67%	200,224	0.32%
250,000	11/20/12	The Bank of Nova Scotia (NY)	0.74%	251,269	0.40%
250,000	9/10/12	The Bank of Tokyo-Mitsubishi UFJ (NY)	0.52%	250,060	0.39%
250,000	9/7/12	The Norinchukin Bank (NY)	0.55%	250,028	0.39%
300,000	4/25/12	UBS AG (NY)	0.55%	301,618	0.48%
250,000	5/3/12	Westpac Banking Corporation (NY)	0.40%	250,972	0.40%
Charity
150,000	4/4/12	The Salvation Army	0.30%	150,226	0.24%
Total U.S. certificates of deposit (cost: $2,950,472)				2,955,611	4.67%

Foreign Certificates of Deposit
Banks
250,000	6/19/12	Swedbank Sparbanken Svenge AB	0.53%	250,073	0.39%
Government Sponsored Enterprise
250,000	5/25/12	Caisse Amortissement de la Dette Socia	0.54%	250,060	0.39%
Total foreign certificates of deposit (cost: $499,971)				500,133	0.78%

Total certificates of deposit (cost: $3,450,443)				$3,455,744	5.45%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

Description	Fair Value	% of Partners' Capital (Net Asset Value)
Open Futures Contracts
Long U.S. Futures Contracts
Agricultural commodities	$402,918	0.64%
Currencies	(236,261)	(0.37)%
Energy	(482,971)	(0.76)%
Equity indices	349,834	0.55%
Interest rate instruments	(36,664)	(0.06)%
Metals	(492,586)	(0.78)%
Net unrealized loss on open long U.S. futures contracts	(495,730)	(0.78)%

Short U.S. Futures Contracts
Agricultural commodities	167,429	0.26%
Currencies	(179,913)	(0.28)%
Energy	96,550	0.15%
Equity indices	4,800	0.01%
Interest rate instruments	(56,977)	(0.09)%
Metals	166,842	0.26%
Net unrealized gain on open short U.S. futures contracts	198,731	0.31%

Total U.S. futures contracts - net unrealized loss on open U.S. futures contracts	(296,999)	(0.47)%

Long Foreign Futures Contracts
Agricultural commodities	47,132	0.07%
Equity indices	(181,550)	(0.29)%
Interest rate instruments	88,676	0.14%
Net unrealized loss on open long foreign futures contracts	(45,742)	(0.08)%

Short Foreign Futures Contracts
Agricultural commodities	(576)	(0.00)%
Currencies	(87,725)	(0.14)%
Equity indices	24,050	0.04%
Interest rate instruments	(41,691)	(0.07)%
Net unrealized loss on open short foreign futures contracts	(105,942)	(0.17)%

Total foreign futures contracts - net unrealized loss on open foreign futures contracts	(151,684)	(0.25)%

Net unrealized loss on open futures contracts	$(448,683)	(0.72)%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

Description	Fair Value	% of Partners' Capital (Net Asset Value)
Open Forward Currency Contracts
U.S. Forward Currency Contracts
Long	$5,366	0.01%
Short	(48,131)	(0.08)%
Net unrealized loss on open U.S. forward currency contracts	(42,765)	(0.07)%

Foreign Forward Currency Contracts
Long	(16,628)	(0.03)%
Short	34,903	0.06%
Net unrealized gain on open foreign forward currency contracts	18,275	0.03%

Net unrealized loss on open forward currency contracts	$(24,490)	(0.04)%

[1]Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

No individual futures or forward currency contract position constituted one percent or greater of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Investments in Securities
U.S. Treasury Securities
Face Value	Maturity Date	Name	Yield [1]
$450,000	3/8/12	U.S. Treasury Bill	0.20%	$449,982	0.70%
500,000	4/30/12	U.S. Treasury Note	4.50%	511,041	0.79%
675,000	6/15/12	U.S. Treasury Note	1.88%	681,102	1.05%
300,000	7/31/12	U.S. Treasury Note	4.63%	309,677	0.48%
100,000	9/30/12	U.S. Treasury Note	0.38%	100,287	0.16%
450,000	10/31/12	U.S. Treasury Note	3.88%	466,826	0.72%
200,000	11/15/12	U.S. Treasury Note	1.38%	202,490	0.31%
300,000	11/30/12	U.S. Treasury Note	0.50%	301,092	0.47%
100,000	1/15/13	U.S. Treasury Note	1.38%	101,878	0.16%
300,000	2/15/13	U.S. Treasury Note	1.38%	305,554	0.47%
Total U.S. Treasury securities (cost: $3,460,043)				3,429,929	5.31%

U.S. Government Sponsored Enterprise Notes
Face Value	Maturity Date	Name	Yield [1]
$250,000	4/2/12	Federal Home Loan Bank	0.17%	250,035	0.39%
250,000	6/20/12	Federal Home Loan Bank	1.88%	252,129	0.39%
250,000	6/27/12	Federal Home Loan Bank	0.25%	250,098	0.39%
300,000	7/25/12	Federal Home Loan Bank	0.25%	300,457	0.46%
250,000	8/10/12	Federal Home Loan Bank	0.35%	250,183	0.39%
600,000	8/22/12	Federal Home Loan Bank	1.75%	609,527	0.94%
200,000	1/16/13	Federal Home Loan Bank	1.50%	203,858	0.32%
250,000	7/10/12	Federal Home Loan Mortgage Corp.	0.18%	249,935	0.39%
500,000	1/9/13	Federal Home Loan Mortgage Corp.	1.38%	509,053	0.79%
250,000	9/23/13	Federal Home Loan Mortgage Corp.	0.55%	250,068	0.39%
250,000	9/30/13	Federal Home Loan Mortgage Corp.	0.55%	250,143	0.39%
400,000	5/18/12	Federal National Mortgage Association	4.88%	409,703	0.63%
250,000	7/16/12	Federal National Mortgage Association	0.18%	249,933	0.39%
200,000	7/30/12	Federal National Mortgage Association	1.13%	202,018	0.31%
750,000	10/30/12	Federal National Mortgage Association	0.50%	752,219	1.16%
Total U.S. government sponsored enterprise notes (cost: $5,013,078)				4,989,359	7.73%

Foreign Government Sponsored Enterprise Notes
Face Value	Maturity Date	Name	Yield [1]
$200,000	1/23/12	African Development Bank	1.88%	201,791	0.31%
200,000	3/21/12	European Investment Bank	4.63%	204,235	0.32%
250,000	6/11/12	Soc. de Financement de l'Economie Fr.	2.25%	251,279	0.39%
Total foreign government sponsored enterprise notes (cost: $667,015)				657,305	1.02%

Total government sponsored enterprise notes (cost $5,680,093)				5,646,664	8.75%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Commercial Paper
Face Value	Maturity Date	Name	Yield [1]
Automotive
$250,000	1/9/12	BMW US Capital, LLC	0.38%	$249,979	0.39%
Banks
200,000	1/25/12	Bank of Tokyo-Mitsubishi (NY)	0.29%	199,961	0.31%
200,000	2/15/12	Credit Suisse (USA), Inc.	0.45%	199,888	0.31%
150,000	3/19/12	Goldman Sachs	0.55%	149,821	0.23%
150,000	1/27/12	HSBC USA Inc.	0.20%	149,966	0.23%
250,000	1/4/12	Standard Chartered Bank (NY)	0.20%	249,995	0.39%
200,000	2/6/12	Union Bank, NA	0.18%	199,964	0.31%
Beverages
250,000	2/2/12	Anheuser-Busch InBev Worldwide Inc.	0.25%	249,944	0.39%
Charity
150,000	1/25/12	Salvation Army	0.10%	149,990	0.23%
Diversified Financial Services
150,000	1/18/12	American Honda Finance Corp.	0.17%	149,988	0.23%
250,000	1/11/12	General Electric Capital Corp.	0.14%	249,999	0.39%
200,000	2/27/12	ING (U.S.) Funding LLC	0.35%	199,889	0.31%
200,000	1/6/12	Nordea Invest Mgmt North America, Inc.	0.32%	199,991	0.31%
250,000	1/9/12	PACCAR Financial Corp.	0.08%	249,996	0.39%
250,000	2/15/12	Private Export Funding Corp.	0.11%	249,966	0.39%
150,000	1/13/12	River Fuel Trust 1	0.35%	149,980	0.23%
Energy
270,000	1/11/12	NextEra Energy	0.50%	269,966	0.42%
300,000	1/12/12	Oglethorpe Power Corp.	0.17%	299,984	0.46%
250,000	1/11/12	Southern Company	0.17%	249,988	0.39%
Food
250,000	1/5/12	Kellogg Company	0.19%	249,995	0.39%
Insurance
200,000	1/10/12	Metlife Funding, Inc.	0.07%	199,995	0.31%
Total U.S. commercial paper (cost: $4,518,227)				4,519,245	7.01%

Foreign Commercial Paper
Banks
$250,000	2/7/12	Australia and New Zealand Banking Group	0.25%	249,936	0.39%
250,000	1/6/12	John Deere Bank SA	0.10%	249,997	0.39%
250,000	1/17/12	Mizuho Funding LLC	0.20%	249,978	0.39%
250,000	3/8/12	Oversea-Chinese Banking Corp. Ltd	0.53%	249,753	0.39%
250,000	1/27/12	Sumitomo Mitsui Banking Corp.	0.24%	249,957	0.39%
Consumer Products
250,000	1/4/12	Reckitt Benckiser	0.30%	249,994	0.39%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Foreign Commercial Paper (continued)
Face Value	Maturity Date	Name	Yield [1]
Energy
$250,000	1/4/12	BP Capital Markets	0.19%	$249,995	0.39%
250,000	2/1/12	GDF Suez	0.19%	249,959	0.39%
250,000	1/5/12	Pacific Gas and Electric	0.55%	249,985	0.39%
Government Sponsored Enterprise
250,000	2/14/12	Corporacion Andina de Fomento	0.33%	249,899	0.39%
Healthcare
250,000	1/10/12	Covidien International Finance S.A.	0.21%	249,987	0.39%
Total foreign commercial paper (cost: $2,748,761)				2,749,440	4.29%

Total commercial paper (cost: $7,266,988)				7,268,685	11.30%

U.S. Corporate Notes
Face Value	Maturity Date	Name	Yield [1]
Aerospace
$225,000	11/20/12	Boeing	1.88%	227,826	0.35%
200,000	4/1/12	McDonnell Douglas	9.75%	209,283	0.32%
Agriculture
200,000	8/13/12	Archer-Daniels-Midland	0.61%	200,488	0.31%
Apparel
75,000	8/23/13	V.F. Corporation	1.25%	75,229	0.12%
Banks
450,000	1/30/14	Bank of America	1.85%	407,722	0.63%
250,000	11/1/12	Bank of New York Mellon	4.95%	261,274	0.40%
300,000	7/27/12	BB&T	3.85%	309,835	0.48%
450,000	4/1/14	Citigroup	1.30%	425,538	0.66%
200,000	7/2/12	Credit Suisse AG (NY)	3.45%	205,652	0.32%
450,000	1/14/14	Credit Suisse AG (NY)	1.36%	436,874	0.68%
100,000	1/15/12	Credit Suisse (USA), Inc.	6.50%	103,179	0.16%
250,000	10/30/12	GMAC	1.75%	253,966	0.39%
300,000	12/19/12	GMAC	2.20%	305,941	0.47%
150,000	1/15/12	Goldman Sachs	6.60%	154,762	0.24%
250,000	2/6/12	Goldman Sachs	0.62%	249,863	0.39%
505,000	2/7/14	Goldman Sachs	1.44%	473,147	0.73%
450,000	5/2/14	JPMorgan Chase	1.30%	436,994	0.68%
225,000	4/29/13	Morgan Stanley	1.41%	212,595	0.33%
450,000	1/9/14	Morgan Stanley	0.69%	407,852	0.63%
300,000	10/23/12	Wells Fargo & Company	5.25%	313,498	0.48%
200,000	1/31/13	Wells Fargo & Company	4.38%	210,370	0.33%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
Beverages
$450,000	7/14/14	Anheuser-Busch InBev Worldwide Inc.	0.76%	$448,582	0.69%
100,000	3/1/12	Coca-Cola Enterprises, Inc.	3.75%	101,694	0.16%
300,000	8/15/13	Coca-Cola Enterprises, Inc.	5.00%	324,729	0.50%
Chemical
200,000	11/15/12	Praxair, Inc.	1.75%	202,153	0.31%
Computers
450,000	4/1/14	Dell Inc.	0.97%	453,785	0.70%
200,000	3/1/12	Hewlett-Packard Company	0.64%	200,019	0.31%
225,000	5/30/14	Hewlett-Packard Company	0.92%	217,726	0.34%
100,000	9/19/14	Hewlett-Packard Company	2.11%	99,587	0.15%
550,000	10/15/13	IBM	6.50%	614,082	0.95%
Consumer Products
250,000	8/15/14	Procter & Gamble	0.70%	251,880	0.39%
150,000	2/15/12	Kimberly-Clark Corporation	5.63%	153,999	0.24%
Diversified Financial Services
250,000	6/29/12	American Honda Finance Corp.	0.68%	249,940	0.39%
200,000	5/24/13	BlackRock	0.81%	200,049	0.31%
200,000	4/5/13	Caterpillar Financial Services	2.00%	204,450	0.32%
45,000	4/1/14	Caterpillar Financial Services	0.66%	45,018	0.07%
250,000	10/22/12	Citigroup Funding Inc.	1.88%	254,338	0.39%
250,000	12/10/12	Citigroup Funding Inc.	2.25%	254,971	0.39%
200,000	12/28/12	General Electric Capital Corp.	2.63%	204,831	0.32%
200,000	1/8/13	General Electric Capital Corp.	2.80%	206,491	0.32%
450,000	1/15/14	HSBC Finance Corp.	0.65%	415,162	0.64%
200,000	3/15/12	John Deere Capital Corp.	7.00%	206,845	0.32%
225,000	10/1/12	John Deere Capital Corp.	5.25%	235,792	0.36%
200,000	12/17/12	John Deere Capital Corp.	4.95%	208,736	0.32%
300,000	7/16/12	Massmutual Global Funding II	3.63%	309,515	0.48%
300,000	4/5/13	PACCAR Financial Corp.	0.72%	299,863	0.46%
200,000	2/15/12	Principal Life Global Funding I	6.25%	205,904	0.32%
225,000	4/14/14	SSIF Nevada, LP	1.10%	221,978	0.34%
200,000	10/12/12	Toyota Motor Credit Corp.	0.59%	200,339	0.31%
Energy
225,000	10/15/12	ConocoPhillips	4.75%	233,975	0.36%
450,000	1/15/12	Duke Energy Carolinas, LLC	6.25%	463,685	0.72%
250,000	10/31/12	Northern Natural Gas Company	5.38%	261,669	0.40%
225,000	12/13/13	Occidental Petroleum	1.45%	229,064	0.35%
Food
200,000	9/15/12	Cargill, Incorporated	5.60%	209,344	0.32%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
Healthcare
$230,000	3/1/14	Roche Holdings, Inc.	5.00%	$252,648	0.39%
Insurance
100,000	1/10/14	Berkshire Hathaway Finance Corp.	0.72%	99,623	0.15%
300,000	2/11/13	Berkshire Hathaway Inc.	0.88%	301,371	0.47%
115,000	5/30/12	Jackson National Life Global Funding	6.13%	117,763	0.18%
250,000	4/4/14	MetLife Institutional Funding II	1.27%	250,248	0.39%
300,000	9/17/12	Metropolitan Life Global Funding I	2.88%	306,413	0.47%
200,000	1/11/13	Metropolitan Life Global Funding I	2.50%	204,784	0.32%
200,000	8/22/12	New York Life Global Funding	0.54%	200,081	0.31%
100,000	10/16/12	New York Life Global Funding	5.25%	104,803	0.16%
200,000	12/14/12	New York Life Global Funding	2.25%	202,865	0.31%
200,000	4/15/13	Pacific Life Global Funding	5.15%	211,079	0.33%
200,000	6/25/12	Pricoa Global Funding I	4.63%	203,339	0.31%
100,000	12/14/12	Principal Life Income Fundings	5.30%	104,330	0.16%
200,000	6/15/12	Travelers Companies, Inc.	5.38%	204,336	0.32%
Media
300,000	3/1/12	Walt Disney Company	6.38%	309,077	0.48%
150,000	12/1/14	Walt Disney Company	0.88%	150,808	0.23%
Manufacturing
435,000	6/21/13	Danaher Corporation	0.82%	435,743	0.67%
Pharmaceuticals
225,000	2/10/14	Novartis Capital Corporation	4.13%	244,369	0.38%
150,000	3/15/13	Pfizer Inc.	5.50%	160,995	0.25%
Retail
250,000	3/15/12	Costco Wholesale Corporation	5.30%	256,217	0.40%
425,000	7/18/14	Target Corporation	0.57%	425,487	0.66%
225,000	4/15/14	Wal-Mart Stores, Inc.	1.63%	230,723	0.36%
Semiconductor
200,000	5/15/13	Texas Instruments Incorporated	0.64%	200,568	0.31%
Steel
100,000	12/1/12	Nucor Corporation	5.00%	104,019	0.16%
Telecommunications
110,000	3/14/14	Cisco Systems, Inc.	0.79%	109,963	0.17%
270,000	3/28/14	Verizon Communications Inc.	1.18%	269,691	0.42%
Total U.S. corporate notes (cost: $20,299,965)				19,933,426	30.81%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Foreign Corporate Notes
Face Value	Maturity Date	Name	Yield [1]
Automotive
$450,000	4/1/14	Volkswagen International Finance N.V.	0.98%	$442,119	0.68%
Banks
200,000	12/21/12	ANZ National (Int'l) Limited	2.38%	203,584	0.31%
450,000	1/10/14	BNP Paribas	1.29%	416,343	0.64%
250,000	6/29/12	Commonwealth Bank of Australia	0.78%	249,803	0.39%
450,000	3/17/14	Commonwealth Bank of Australia	1.29%	443,000	0.69%
225,000	4/14/14	Danske Bank A/S	1.45%	217,582	0.34%
100,000	8/3/12	HSBC Bank PLC	0.88%	100,208	0.15%
250,000	1/18/13	HSBC Bank PLC	0.80%	249,489	0.39%
300,000	1/13/12	ING Bank N.V.	1.03%	300,654	0.46%
450,000	3/15/13	ING Bank N.V.	1.60%	439,859	0.68%
250,000	6/17/13	KfW Bankengruppe	0.29%	249,908	0.39%
200,000	6/15/12	National Australia Bank Limited	0.75%	200,103	0.31%
100,000	11/16/12	National Australia Bank Limited	2.35%	101,380	0.16%
225,000	4/11/14	National Australia Bank Limited	1.11%	223,308	0.35%
300,000	2/4/13	Rabobank Nederland	0.58%	300,199	0.46%
300,000	12/12/12	Royal Bank of Canada	0.69%	300,424	0.46%
250,000	3/8/13	Royal Bank of Canada	0.69%	250,168	0.39%
200,000	5/11/12	Royal Bank of Scotland PLC	2.63%	202,009	0.31%
270,000	7/26/13	Toronto-Dominion Bank	0.60%	269,910	0.42%
190,000	11/1/13	Toronto-Dominion Bank	0.89%	190,674	0.29%
100,000	12/14/12	Westpac Banking Corporation	1.90%	101,010	0.16%
250,000	3/31/14	Westpac Banking Corporation	1.31%	250,735	0.39%
Energy
425,000	3/10/12	BP Capital Markets P.L.C.	3.13%	431,049	0.67%
225,000	3/25/13	Shell International Finance B.V.	1.88%	230,317	0.36%
Mining
250,000	3/29/12	BHP Billiton Finance (USA) Limited	5.13%	256,031	0.40%
Pharmaceuticals
550,000	3/28/13	Sanofi	0.77%	550,570	0.85%
210,000	3/28/14	Sanofi	0.88%	209,726	0.32%
450,000	3/21/14	Teva Pharmaceutical Finance III BV	1.07%	447,533	0.69%
Telecommunications
175,000	2/27/12	Vodafone Group PLC	0.79%	175,150	0.27%
Total foreign corporate notes (cost: $8,097,611)				8,002,845	12.38%

Total corporate notes (cost: $28,397,576)				27,936,271	43.19%

Total investment in securities (cost: $44,804,700)				$44,281,549	68.55%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Certificates of Deposit
Face Value	Maturity Date	Name	Yield [1]
Banks
$250,000	1/17/12	Bank of Tokyo-Mitsubishi (NY)	0.36%	$250,444	0.39%
250,000	4/4/12	Deutsche Bank Aktiengesellschaft (NY)	0.45%	250,609	0.39%
200,000	11/13/12	Nordea Bank Finland PLC (NY)	0.65%	199,168	0.31%
250,000	3/1/13	PNC Bank	0.63%	248,172	0.38%
250,000	2/3/12	Shizuoka Bank, Ltd. (NY)	0.49%	250,234	0.39%
300,000	4/25/12	UBS AG (NY)	0.55%	301,003	0.47%
250,000	5/3/12	Westpac Banking Corp. (NY)	0.40%	250,669	0.39%
Total U.S. certificates of deposit (cost: $1,749,630)				1,750,299	2.72%

Foreign Certificates of Deposit
Banks
$250,000	1/17/12	Bank of Nova Scotia	0.32%	250,600	0.39%
200,000	6/11/12	Bank of Nova Scotia	0.74%	200,115	0.31%
250,000	11/20/12	Bank of Nova Scotia	0.74%	250,379	0.39%
250,000	1/24/12	Svenska Handelsbanken AB	0.38%	250,187	0.39%
Government Sponsored Enterprise
250,000	5/25/12	Caisse Amortissement de la Dette Socia	0.43%	249,705	0.39%
Total foreign certificates of deposit (cost: $1,200,564)				1,200,986	1.87%

Total certificates of deposit (cost: $2,950,195)				$2,951,285	4.59%

Open Futures Contracts
Long U.S. Futures Contracts
Agricultural commodities	$29,095	0.04%
Currencies	61,569	0.10%
Energy	19,162	0.03%
Equity indices	13,888	0.02%
Interest rate instruments	41,490	0.06%
Metals	(318,784)	(0.49)%
Net unrealized loss on open long U.S. futures contracts	(153,580)	(0.24)%

Short U.S. Futures Contracts
Agricultural commodities	(346,033)	(0.54)%
Currencies	60,821	0.09%
Energy	191,030	0.30%
Equity indices	20,049	0.03%
Interest rate instruments	(18,963)	(0.03)%
Metals	136,750	0.21%
Net unrealized gain on open short U.S. futures contracts	43,654	0.06%

Total U.S. futures contracts - net unrealized loss on open U.S. futures contracts	(109,926)	(0.18)%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

Description	Fair Value	% of Partners' Capital (Net Asset Value)
Long Foreign Futures Contracts
Equity indices	$68,689	0.11%
Interest rate instruments [2]	695,322	1.08%
Net unrealized gain on open long foreign futures contracts	764,011	1.19%

Short Foreign Futures Contracts
Agricultural commodities	87,815	0.14%
Currencies	429,186	0.66%
Equity indices	88,959	0.14%
Interest rate instruments	(75,194)	(0.12)%
Net unrealized gain on open short foreign futures contracts	530,766	0.82%

Total foreign futures contracts - net unrealized gain on open foreign futures contracts	1,294,777	2.01%

Net unrealized gain on open futures contracts	$1,184,851	1.83%

Open Forward Currency Contracts
U.S. Forward Currency Contracts
Long	$5,784	0.01%
Short	7,277	0.01%
Net unrealized gain on open U.S. forward currency contracts	13,061	0.02%

Foreign Forward Currency Contracts
Long	(35,591)	(0.06)%
Short	41,437	0.06%
Net unrealized gain on open foreign forward currency contracts	5,846	0.00%

Net unrealized gain on open forward currency contracts	$18,907	0.02%

[1]Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

2No individual futures or forward currency contract position constituted one percent or greater of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Seneca Global Fund, L.P.

Condensed Schedule of Investments

December 31, 2011

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Investments in Securities
U.S. Treasury Securities
Face Value	Maturity Date	Name	Yield [1]
$450,000	3/8/12	U.S. Treasury Bill	0.20%	$449,982	0.70%
500,000	4/30/12	U.S. Treasury Note	4.50%	511,041	0.79%
675,000	6/15/12	U.S. Treasury Note	1.88%	681,102	1.05%
300,000	7/31/12	U.S. Treasury Note	4.63%	309,677	0.48%
100,000	9/30/12	U.S. Treasury Note	0.38%	100,287	0.16%
450,000	10/31/12	U.S. Treasury Note	3.88%	466,826	0.72%
200,000	11/15/12	U.S. Treasury Note	1.38%	202,490	0.31%
300,000	11/30/12	U.S. Treasury Note	0.50%	301,092	0.47%
100,000	1/15/13	U.S. Treasury Note	1.38%	101,878	0.16%
300,000	2/15/13	U.S. Treasury Note	1.38%	305,554	0.47%
Total U.S. Treasury securities (cost: $3,460,043)				3,429,929	5.31%

U.S. Government Sponsored Enterprise Notes
Face Value	Maturity Date	Name	Yield [1]
$250,000	4/2/12	Federal Home Loan Bank	0.17%	250,035	0.39%
250,000	6/20/12	Federal Home Loan Bank	1.88%	252,129	0.39%
250,000	6/27/12	Federal Home Loan Bank	0.25%	250,098	0.39%
300,000	7/25/12	Federal Home Loan Bank	0.25%	300,457	0.46%
250,000	8/10/12	Federal Home Loan Bank	0.35%	250,183	0.39%
600,000	8/22/12	Federal Home Loan Bank	1.75%	609,527	0.94%
200,000	1/16/13	Federal Home Loan Bank	1.50%	203,858	0.32%
250,000	7/10/12	Federal Home Loan Mortgage Corp.	0.18%	249,935	0.39%
500,000	1/9/13	Federal Home Loan Mortgage Corp.	1.38%	509,053	0.79%
250,000	9/23/13	Federal Home Loan Mortgage Corp.	0.55%	250,068	0.39%
250,000	9/30/13	Federal Home Loan Mortgage Corp.	0.55%	250,143	0.39%
400,000	5/18/12	Federal National Mortgage Association	4.88%	409,703	0.63%
250,000	7/16/12	Federal National Mortgage Association	0.18%	249,933	0.39%
200,000	7/30/12	Federal National Mortgage Association	1.13%	202,018	0.31%
750,000	10/30/12	Federal National Mortgage Association	0.50%	752,219	1.16%
Total U.S. government sponsored enterprise notes (cost: $5,013,078)				4,989,359	7.73%

Foreign Government Sponsored Enterprise Notes
Face Value	Maturity Date	Name	Yield[1]
$200,000	1/23/12	African Development Bank	1.88%	201,791	0.31%
200,000	3/21/12	European Investment Bank	4.63%	204,235	0.32%
250,000	6/11/12	Soc. de Financement de l'Economie Fr	2.25%	251,279	0.39%
Total foreign government sponsored enterprise notes (cost: $667,015)				657,305	1.02%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Commercial Paper
Face Value	Maturity Date	Name	Yield [1]
U.S. Automobiles
$250,000	1/9/12	BMW US Capital, LLC	0.38%	$249,979	0.39%
U.S. Banks
200,000	1/25/12	Bank of Tokyo-Mitsubishi (NY)	0.29%	199,961	0.31%
200,000	2/15/12	Credit Suisse (USA), Inc.	0.45%	199,888	0.31%
150,000	3/19/12	Goldman Sachs	0.55%	149,821	0.23%
150,000	1/27/12	HSBC USA Inc.	0.20%	149,966	0.23%
250,000	1/4/12	Standard Chartered Bank (NY)	0.20%	249,995	0.39%
200,000	2/6/12	Union Bank, NA	0.18%	199,964	0.31%
U.S. Beverages
250,000	2/2/12	Anheuser-Busch InBev Worldwide Inc.	0.25%	249,944	0.39%
U.S. Charity
150,000	1/25/12	Salvation Army	0.10%	149,990	0.23%
U.S. Diversified Financial Services
150,000	1/18/12	American Honda Finance Corp.	0.17%	149,988	0.23%
250,000	1/11/12	General Electric Capital Corp.	0.14%	249,999	0.39%
200,000	2/27/12	ING (U.S.) Funding LLC	0.35%	199,889	0.31%
200,000	1/6/12	Nordea Invest Mgmt North America, Inc.	0.32%	199,991	0.31%
250,000	1/9/12	PACCAR Financial Corp.	0.08%	249,996	0.39%
250,000	2/15/12	Private Export Funding Corp.	0.11%	249,966	0.39%
150,000	1/13/12	River Fuel Trust 1	0.35%	149,980	0.23%
U.S. Energy
270,000	1/11/12	NextEra Energy	0.50%	269,966	0.42%
300,000	1/12/12	Oglethorpe Power Corp.	0.17%	299,984	0.46%
250,000	1/11/12	Southern Company	0.17%	249,988	0.39%
U.S. Food
250,000	1/5/12	Kellogg Company	0.19%	249,995	0.39%
U.S. Insurance
200,000	1/10/12	Metlife Funding, Inc.	0.07%	199,995	0.31%
Foreign Government Sponsored Enterprise
250,000	2/14/12	Corporacion Andina de Fomento	0.33%	249,899	0.39%
Foreign Banks
250,000	2/7/12	Australia and New Zealand Banking Group	0.25%	249,936	0.39%
250,000	1/6/12	John Deere Bank SA	0.10%	249,997	0.39%
250,000	1/17/12	Mizuho Funding LLC	0.20%	249,978	0.39%
250,000	3/8/12	Oversea-Chinese Banking Corp. Ltd	0.53%	249,753	0.39%
250,000	1/27/12	Sumitomo Mitsui Banking Corp.	0.24%	249,957	0.39%
Foreign Consumer Products
250,000	1/4/12	Reckitt Benckiser	0.30%	249,994	0.39%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Commercial Paper (continued)
Face Value	Maturity Date	Name	Yield [1]
Foreign Energy
$250,000	1/4/12	BP Capital Markets	0.19%	$249,995	0.39%
250,000	2/1/12	GDF Suez	0.19%	249,959	0.39%
250,000	1/5/12	Pacific Gas and Electric	0.55%	249,985	0.39%
Foreign Healthcare
250,000	1/10/12	Covidien International Finance S.A	0.21%	249,987	0.39%
Total commercial paper (cost: $7,266,988)				7,268,685	11.30%

Corporate Notes
Face Value	Maturity Date	Name	Yield [1]
U.S. Aerospace
$225,000	11/20/12	Boeing	1.88%	227,826	0.35%
200,000	4/1/12	McDonnell Douglas	9.75%	209,283	0.32%
U.S. Agriculture
200,000	8/13/12	Archer-Daniels-Midland	0.61%	200,488	0.31%
U.S. Apparel
75,000	8/23/13	V.F. Corporation	1.25%	75,229	0.12%
U.S. Banks
450,000	1/30/14	Bank of America	1.85%	407,722	0.63%
250,000	11/1/12	Bank of New York Mellon	4.95%	261,274	0.40%
300,000	7/27/12	BB&T	3.85%	309,835	0.48%
450,000	4/1/14	Citigroup	1.30%	425,538	0.66%
200,000	7/2/12	Credit Suisse AG (NY)	3.45%	205,652	0.32%
450,000	1/14/14	Credit Suisse AG (NY)	1.36%	436,874	0.68%
100,000	1/15/12	Credit Suisse (USA), Inc.	6.50%	103,179	0.16%
250,000	10/30/12	GMAC	1.75%	253,966	0.39%
300,000	12/19/12	GMAC	2.20%	305,941	0.47%
150,000	1/15/12	Goldman Sachs	6.60%	154,762	0.24%
250,000	2/6/12	Goldman Sachs	0.62%	249,863	0.39%
505,000	2/7/14	Goldman Sachs	1.44%	473,147	0.73%
450,000	5/2/14	JPMorgan Chase	1.30%	436,994	0.68%
225,000	4/29/13	Morgan Stanley	1.41%	212,595	0.33%
450,000	1/9/14	Morgan Stanley	0.69%	407,852	0.63%
300,000	10/23/12	Wells Fargo & Company	5.25%	313,498	0.48%
200,000	1/31/13	Wells Fargo & Company	4.38%	210,370	0.33%
U.S. Beverages
450,000	7/14/14	Anheuser-Busch InBev Worldwide Inc.	0.76%	448,582	0.69%
100,000	3/1/12	Coca-Cola Enterprises, Inc.	3.75%	101,694	0.16%
300,000	8/15/13	Coca-Cola Enterprises, Inc.	5.00%	324,729	0.50%
U.S. Chemical
200,000	11/15/12	Praxair, Inc.	1.75%	202,153	0.31%
U.S. Computers
450,000	4/1/14	Dell Inc.	0.97%	453,785	0.70%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
U.S. Computers (continued)
$200,000	3/1/12	Hewlett-Packard Company	0.64%	$200,019	0.31%
225,000	5/30/14	Hewlett-Packard Company	0.92%	217,726	0.34%
100,000	9/19/14	Hewlett-Packard Company	2.11%	99,587	0.15%
550,000	10/15/13	IBM	6.50%	614,082	0.95%
U.S. Consumer Products
250,000	8/15/14	Procter & Gamble	0.70%	251,880	0.39%
150,000	2/15/12	Kimberly-Clark Corporation	5.63%	153,999	0.24%
U.S. Diversified Financial Services
250,000	6/29/12	American Honda Finance Corp.	0.68%	249,940	0.39%
200,000	5/24/13	BlackRock	0.81%	200,049	0.31%
200,000	4/5/13	Caterpillar Financial Services	2.00%	204,450	0.32%
45,000	4/1/14	Caterpillar Financial Services	0.66%	45,018	0.07%
250,000	10/22/12	Citigroup Funding Inc.	1.88%	254,338	0.39%
250,000	12/10/12	Citigroup Funding Inc.	2.25%	254,971	0.39%
200,000	12/28/12	General Electric Capital Corp.	2.63%	204,831	0.32%
200,000	1/8/13	General Electric Capital Corp.	2.80%	206,491	0.32%
450,000	1/15/14	HSBC Finance Corp.	0.65%	415,162	0.64%
200,000	3/15/12	John Deere Capital Corp.	7.00%	206,845	0.32%
225,000	10/1/12	John Deere Capital Corp.	5.25%	235,792	0.36%
200,000	12/17/12	John Deere Capital Corp.	4.95%	208,736	0.32%
300,000	7/16/12	Massmutual Global Funding II	3.63%	309,515	0.48%
300,000	4/5/13	PACCAR Financial Corp.	0.72%	299,863	0.46%
200,000	2/15/12	Principal Life Global Funding I	6.25%	205,904	0.32%
225,000	4/14/14	SSIF Nevada, LP	1.10%	221,978	0.34%
200,000	10/12/12	Toyota Motor Credit Corp.	0.59%	200,339	0.31%
U.S. Energy
225,000	10/15/12	ConocoPhillips	4.75%	233,975	0.36%
450,000	1/15/12	Duke Energy Carolinas, LLC	6.25%	463,685	0.72%
250,000	10/31/12	Northern Natural Gas Company	5.38%	261,669	0.40%
225,000	12/13/13	Occidental Petroleum	1.45%	229,064	0.35%
U.S. Food
200,000	9/15/12	Cargill, Incorporated	5.60%	209,344	0.32%
U.S. Healthcare
230,000	3/1/14	Roche Holdings, Inc.	5.00%	252,648	0.39%
U.S. Insurance
100,000	1/10/14	Berkshire Hathaway Finance Corp.	0.72%	99,623	0.15%
300,000	2/11/13	Berkshire Hathaway Inc.	0.88%	301,371	0.47%
115,000	5/30/12	Jackson National Life Global Funding	6.13%	117,763	0.18%
250,000	4/4/14	MetLife Institutional Funding II	1.27%	250,248	0.39%
300,000	9/17/12	Metropolitan Life Global Funding I	2.88%	306,413	0.47%
200,000	1/11/13	Metropolitan Life Global Funding I	2.50%	204,784	0.32%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
U.S. Insurance (continued)
$200,000	8/22/12	New York Life Global Funding	0.54%	$200,081	0.31%
100,000	10/16/12	New York Life Global Funding	5.25%	104,803	0.16%
200,000	12/14/12	New York Life Global Funding	2.25%	202,865	0.31%
200,000	4/15/13	Pacific Life Global Funding	5.15%	211,079	0.33%
200,000	6/25/12	Pricoa Global Funding I	4.63%	203,339	0.31%
100,000	12/14/12	Principal Life Income Fundings	5.30%	104,330	0.16%
200,000	6/15/12	Travelers Companies, Inc.	5.38%	204,336	0.32%
U.S. Media
300,000	3/1/12	Walt Disney Company	6.38%	309,077	0.48%
150,000	12/1/14	Walt Disney Company	0.88%	150,808	0.23%
U.S. Manufacturing
435,000	6/21/13	Danaher Corporation	0.82%	435,743	0.67%
U.S. Pharmaceuticals
225,000	2/10/14	Novartis Capital Corporation	4.13%	244,369	0.38%
150,000	3/15/13	Pfizer Inc.	5.50%	160,995	0.25%
U.S. Retail
250,000	3/15/12	Costco Wholesale Corporation	5.30%	256,217	0.40%
425,000	7/18/14	Target Corporation	0.57%	425,487	0.66%
225,000	4/15/14	Wal-Mart Stores, Inc.	1.63%	230,723	0.36%
U.S. Semiconductor
200,000	5/15/13	Texas Instruments Incorporated	0.64%	200,568	0.31%
U.S. Steel
100,000	12/1/12	Nucor Corporation	5.00%	104,019	0.16%
U.S. Telecommunications
110,000	3/14/14	Cisco Systems, Inc.	0.79%	109,963	0.17%
270,000	3/28/14	Verizon Communications Inc.	1.18%	269,691	0.42%
Foreign Automobile
450,000	4/1/14	Volkswagen International Finance N.V.	0.98%	442,119	0.68%
Foreign Banks
200,000	12/21/12	ANZ National (Int'l) Limited	2.38%	203,584	0.31%
450,000	1/10/14	BNP Paribas	1.29%	416,343	0.64%
250,000	6/29/12	Commonwealth Bank of Australia	0.78%	249,803	0.39%
450,000	3/17/14	Commonwealth Bank of Australia	1.29%	443,000	0.69%
225,000	4/14/14	Danske Bank A/S	1.45%	217,582	0.34%
100,000	8/3/12	HSBC Bank PLC	0.88%	100,208	0.15%
250,000	1/18/13	HSBC Bank PLC	0.80%	249,489	0.39%
300,000	1/13/12	ING Bank N.V.	1.03%	300,654	0.46%
450,000	3/15/13	ING Bank N.V.	1.60%	439,859	0.68%
250,000	6/17/13	KfW Bankengruppe	0.29%	249,908	0.39%
200,000	6/15/12	National Australia Bank Limited	0.75%	200,103	0.31%
100,000	11/16/12	National Australia Bank Limited	2.35%	101,380	0.16%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
Foreign Banks (continued)
$225,000	4/11/14	National Australia Bank Limited	1.11%	$223,308	0.35%
300,000	2/4/13	Rabobank Nederland	0.58%	300,199	0.46%
300,000	12/12/12	Royal Bank of Canada	0.69%	300,424	0.46%
250,000	3/8/13	Royal Bank of Canada	0.69%	250,168	0.39%
200,000	5/11/12	Royal Bank of Scotland PLC	2.63%	202,009	0.31%
270,000	7/26/13	Toronto-Dominion Bank	0.60%	269,910	0.42%
190,000	11/1/13	Toronto-Dominion Bank	0.89%	190,674	0.29%
100,000	12/14/12	Westpac Banking Corporation	1.90%	101,010	0.16%
250,000	3/31/14	Westpac Banking Corporation	1.31%	250,735	0.39%
Foreign Energy
425,000	3/10/12	BP Capital Markets P.L.C.	3.13%	431,049	0.67%
225,000	3/25/13	Shell International Finance B.V.	1.88%	230,317	0.36%
Foreign Mining
250,000	3/29/12	BHP Billiton Finance (USA) Limited	5.13%	256,031	0.40%
Foreign Pharmaceuticals
550,000	3/28/13	Sanofi	0.77%	550,570	0.85%
210,000	3/28/14	Sanofi	0.88%	209,726	0.32%
450,000	3/21/14	Teva Pharmaceutical Finance III BV	1.07%	447,533	0.69%
Foreign Telecommunications
175,000	2/27/12	Vodafone Group PLC	0.79%	175,150	0.27%

Total corporate notes (cost: $28,397,576)				27,936,271	43.19%

Total investment in securities (cost: $44,804,700)				$44,281,549	68.55%

Certificates of Deposit
Face Value	Maturity Date	Name	Yield [1]
U.S. Banks
$250,000	1/17/12	Bank of Tokyo-Mitsubishi (NY)	0.36%	$250,444	0.39%
250,000	4/4/12	Deutsche Bank Aktiengesellschaft (NY)	0.45%	250,609	0.39%
200,000	11/13/12	Nordea Bank Finland PLC (NY)	0.65%	199,168	0.31%
250,000	3/1/13	PNC Bank	0.63%	248,172	0.38%
250,000	2/3/12	Shizuoka Bank, Ltd. (NY)	0.49%	250,234	0.39%
300,000	4/25/12	UBS AG (NY)	0.55%	301,003	0.47%
250,000	5/3/12	Westpac Banking Corp. (NY)	0.40%	250,669	0.39%
Foreign Government Sponsored Enterprise
250,000	5/25/12	Caisse Amortissement de la Dette Socia	0.43%	249,705	0.39%
Foreign Banks
250,000	1/17/12	Bank of Nova Scotia	0.32%	250,600	0.39%
200,000	6/11/12	Bank of Nova Scotia	0.74%	200,115	0.31%
250,000	11/20/12	Bank of Nova Scotia	0.74%	250,379	0.39%
250,000	1/24/12	Svenska Handelsbanken AB	0.38%	250,187	0.39%
Total certificates of deposit (cost: $2,950,195)				$2,951,285	4.59%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

Description	Fair Value	% of Partners' Capital (Net Asset Value)
Open Futures Contracts
Long U.S. Futures Contracts
Agricultural commodities	$29,095	0.04%
Currencies	61,569	0.10%
Energy products	19,162	0.03%
Interest rates	41,490	0.06%
Metals	(318,784)	(0.49)%
Stock indices	13,888	0.02%
Net unrealized loss on open long U.S. futures contracts	(153,580)	(0.24)%

Short U.S. Futures Contracts
Agricultural commodities	(346,033)	(0.54)%
Currencies	60,821	0.09%
Energy products	191,030	0.30%
Interest rates	(18,963)	(0.03)%
Metals	136,750	0.21%
Stock indices	20,049	0.03%
Net unrealized gain on open short U.S. futures contracts	43,654	0.06%

Total U.S. futures contracts - net unrealized loss on open U.S. futures contracts	(109,926)	(0.18)%

Long Foreign Futures Contracts
Interest rates (2)	695,322	1.08%
Stock indices	68,689	0.11%
Net unrealized gain on open long foreign futures contracts	764,011	1.19%

Short Foreign Futures Contracts
Agricultural commodities	87,815	0.14%
Currencies	429,186	0.66%
Interest rates	(75,194)	(0.12)%
Stock indices	88,959	0.14%
Net unrealized gain on open short foreign futures contracts	530,766	0.82%

Total foreign futures contracts - net unrealized gain on open foreign futures contracts	1,294,777	2.01%

Net unrealized gain on open futures contracts	$1,184,851	1.83%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

Description	Fair Value	% of Partners' Capital (Net Asset Value)
Open Forward Currency Contracts
U.S. Forward Currency Contracts
Long	$5,784	0.01%
Short	7,277	0.01%
Net unrealized gain on open U.S. forward currency contracts	13,061	0.02%

Foreign Forward Currency Contracts
Long	(35,591)	(0.06)%
Short	41,437	0.06%
Net unrealized gain on open foreign forward currency contracts	5,846	0.00%

Net unrealized gain on open forward currency contracts	$18,907	0.02%

(1) Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

(2)No individual futures or forward currency contract position constituted one percent or greater of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2010

Description	Fair Value	% of Partners' Capital (Net Asset Value)
Open Futures Contracts
Long U.S. Futures Contracts
Agricultural commodities (1)	$904,521	1.69%
Currencies	1,675	0.00%
Energy products	288,899	0.54%
Interest rates	(35,509)	(0.07)%
Metals (1)	997,430	1.86%
Stock indices	134,266	0.25%
Net unrealized gain on open long U.S. futures contracts	2,291,282	4.27%

Short U.S. Futures Contracts
Agricultural commodities	(9,000)	(0.02)%
Energy products	(85,500)	(0.16)%
Interest rates	(7,391)	(0.01)%
Metals	(65,245)	(0.12)%
Net unrealized loss on open short U.S. futures contracts	(167,136)	(0.31)%

Total U.S. futures contracts - net unrealized gain on open U.S. futures contracts	2,124,146	3.96%

Long Foreign Futures Contracts
Agricultural commodities	20,842	0.04%
Interest rates	41,176	0.08%
Stock indices	3,896	0.01%
Net unrealized gain on open long foreign futures contracts	65,914	0.13%

Short Foreign Futures Contracts
Interest rates	(50,122)	(0.09)%
Stock indices	14,584	0.03%
Net unrealized loss on open short foreign futures contracts	(35,538)	(0.06)%

Total foreign futures contracts - net unrealized gain on open foreign futures contracts	30,376	0.07%

Net unrealized gain on open futures contracts	$2,154,522	4.03%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2010

Description	Fair Value	% of Partners' Capital (Net Asset Value)

Open Forward Currency Contracts
U.S. Forward Currency Contracts
Long	$369,809	0.69%
Short	(138,598)	(0.26)%
Net unrealized gain on open U.S. forward currency contracts	231,211	0.43%

Foreign Forward Currency Contracts
Long	(56,626)	(0.11)%
Short (1)	802,735	1.50%
Net unrealized gain on open foreign forward currency contracts	746,109	1.39%

Net unrealized gain on open forward currency contracts	$977,320	1.82%

(1) No individual futures or forward currency contract position constituted one percent or greater of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Organization and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization and Summary of Significant Accounting Policies
1.	Organization and Summary of Significant Accounting Policies

Description of the Fund

Seneca Global Fund, L.P. (formerly Aspect Global Diversified Fund LP), (“Fund”) is a Delaware limited partnership, which was formed in 2007. The Fund operates as a commodity investment pool and commenced investment operations on September 1, 2008. The Fund issues units of limited partner interests (“Units”) in four series: Series A, Series B, Series C and Series I, which represent units of fractional undivided beneficial interest in and ownership of the Fund.

The Fund uses commodity trading advisors to engage in the speculative trading of futures contracts, forward currency contracts and other financial instruments traded in the United States (“U.S.”) and internationally. The Fund does not currently use options or swaps as part of its trading system, but may employ them in the future.

Only Series A, B and I Units are offered by the fund. Series A, B and I Units will be re-designated as Series C Units after the Fee Limit has been reached. The Series C Units are identical to the other Units except that the Series C Units only incur the Trading Advisor management fee, Trading Advisor incentive fee, brokerage expenses, General Partner management fee and administrative expenses. The Fee Limit is the total amount of selling agent commissions, broker dealer servicing fees paid to the selling agents, payments for wholesalers, payments for sales conferences, and other offering expenses that are items of compensation to Financial Industry Regulatory Authority (“FINRA”) members (but excluding among other items, the production and printing of prospectuses and related collateral material, as well as various legal and regulatory fees) paid by particular Series A, B or I Units when it is equal to 10% of the original purchase price paid by holders of those particular Units.

The Fund is a registrant with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the U.S. Securities Exchange Act of 1933, as amended, (“1933 Act”) and the U.S. Securities Exchange Act of 1934, as amended, (“1934 Act”). As a registrant, the Fund is subject to the regulations of the SEC and the disclosure requirements of the 1933 Act and the 1934 Act. As a commodity pool, the Fund is subject to the regulations of the U.S. Commodity Futures Trading Commission (“CFTC”), an agency of the U.S. government, which regulates most aspects of the commodity futures industry; rules of the National Futures Association (“NFA”), an industry self-regulatory organization; rules of FINRA, an industry self-regulatory organization; and the requirements of commodity exchanges where the Fund executes transactions. Additionally, the Fund is subject to the requirements of its futures broker and interbank market makers through which the Fund trades.

Under its Fourth Amended and Restated Limited Partnership Agreement (“Partnership Agreement”), the Fund’s business and affairs are managed and conducted by the Fund’s general partner, Steben & Company, Inc. (“General Partner”), a Maryland corporation. The General Partner is registered with the CFTC as a commodity pool operator and a commodities introducing broker, and is registered with the SEC as an investment adviser and a broker dealer. Additionally, the General Partner is a member of the NFA and FINRA. The General Partner manages all aspects of the Fund’s business and serves as one of the Fund’s selling agents.

Effective May 1, 2011, the Fund changed its name to Seneca Global Fund, L.P., and began using multiple trading advisors to engage in the speculative trading of futures contracts, forward currency contracts and other financial instruments. Prior to May 1, 2011, Aspect Capital Limited (“Aspect”) was the sole trading advisor for the Fund. Each trading advisor uses a proprietary, systematic trading system that deploys multiple trading strategies utilizing derivatives that seeks to identify and exploit directional moves in market behavior to a broad and diversified range of global markets including stock indices, currencies, interest rate instruments, energy products, metals and agricultural commodities.

Significant Accounting Policies

Accounting Principles

The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

Futures, options on futures, forward currency contracts, investments in securities, and certificates of deposit are recorded on a trade date basis, and gains or losses are realized when contracts/positions are liquidated. Realized gains and losses on investments in securities and certificates of deposit are determined on a specific identification basis and are included in net realized and change in unrealized gain (loss) in the consolidated statements of operations. Unrealized gains and losses on open contracts (the difference between contract trade price and fair value) are reported in the statements of financial condition as net unrealized gain or loss, as there exists a right of offset of any unrealized gains or losses. The difference between cost and the fair value of open investments in securities and certificates of deposit is reflected as unrealized gain or loss on investments in securities and certificates of deposit. Any change in net unrealized gain or loss from the preceding period is reported in the statements of operations. Interest income earned on investments in securities, certificates of deposit and other cash and cash equivalent balances is recorded on an accrual basis.

Fair Value of Financial Instruments

Financial instruments are recorded at fair value, the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Assets and liabilities recorded at fair value are classified within a fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. This fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).   The three levels of the fair value hierarchy are described below:

▪ Level 1 –	Fair value is based on unadjusted quoted prices for identical instruments in active markets. Financial instruments utilizing Level 1 inputs include futures contracts, money market funds and U.S. Treasury securities.

▪ Level 2 –	Fair value is based on quoted prices for similar instruments in active markets and inputs other than quoted prices that are observable for the financial instrument, such as interest rates and yield curves that are observable at commonly quoted intervals using a market approach. Financial instruments utilizing Level 2 inputs include forward currency contracts, certificates of deposit, commercial paper, corporate notes and U.S. and foreign government sponsored enterprise notes.

▪ Level 3 –	Fair value is based on valuation techniques in which one or more significant inputs are unobservable. The Fund has no financial instruments utilizing Level 3 inputs.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

The Fund assesses the classification of the instruments at each measurement date, and any transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Fund’s accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. For the periods ended March 31, 2012 and December 31, 2011, there were no such transfers between levels.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

The investment in money market fund, included in cash and cash equivalents in the statements of financial condition, and futures contracts, all of which are exchange-traded, are valued using quoted market prices for identical assets and are classified within Level 1. The fair values of forward currency contracts are based upon third-party quoted dealer values on the interbank market and are classified within Level 2.

U.S. Treasury securities are recorded at fair value based on bid and ask quotes for identical instruments. Commercial paper, certificates of deposit, corporate notes and U.S. and foreign government sponsored enterprise notes are recorded at fair value based on bid and ask quotes for similar, but not identical, instruments. Accordingly, U.S. Treasury securities are classified within Level 1, and commercial paper, certificates of deposit, corporate notes and U.S. and foreign government sponsored enterprise notes are classified within Level 2.

Cash and Cash Equivalents

Cash and cash equivalents include investments with original maturities of three months or less at the date of acquisition that are not held for sale in the ordinary course of business. The Fund maintains deposits with financial institutions in amounts that are in excess of federally insured limits; however, the Fund does not believe it is exposed to any significant credit risk.

Brokerage Commissions and Trading Expenses

Brokerage commissions and trading expenses include brokerage and other trading fees, and are charged to expense when contracts are opened and closed.

Redemptions Payable

Redemptions payable represent redemptions that meet the requirements of the Fund and have been approved by the General Partner prior to period-end. These redemptions have been recorded using the period-end net asset value per Unit.

Income Taxes

The Fund prepares calendar year U.S. and applicable state and local tax returns. The Fund is not subject to federal income taxes as each partner is individually liable for his or her allocable share of the Fund’s income, expenses and trading gains or losses. The Fund evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are more-likely-than-not to be sustained when examined by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and asset or liability in the current year. Management has determined there are no material uncertain income tax positions through March 31, 2012. With few exceptions, the Fund is no longer subject to U.S. or state and local income tax examinations by tax authorities for years before 2008.

Foreign Currency Transactions

The Fund has certain investments denominated in foreign currencies. The purchase and sale of investments, and income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and change in unrealized gain or loss on such investments in the statement of operations.

Reclassification

Certain amounts in the 2011 financial statements have been reclassified to conform to the 2012 presentation without affecting previously reported partners’ capital (net asset value).

Recently Issued Accounting Pronouncement

In November 2011, the Financial Accounting Standards Board (“FASB”) issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for the Fund’s annual and interim periods beginning January 1, 2013. When effective, the Fund will provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of this guidance is not expected to have a material impact on the financial position or results of operations.

1.	Organization and Summary of Significant Accounting Policies

Description of the Fund

Seneca Global Fund, L.P. (formerly Aspect Global Diversified Fund LP) (“Fund”) is a Delaware limited partnership, which was formed in 2007. The Fund, which operates as a commodity investment pool, commenced investment operations on September 1, 2008. The Fund issues units of limited partner interests (“Units”) in four series: Series A, Series B, Series C and Series I, which represent units of fractional undivided beneficial interest in and ownership of the Fund.

The Fund uses commodity trading advisors to engage in the speculative trading of futures contracts, forward currency contracts and other financial instruments traded in the United States (“U.S.”) and internationally. The Fund does not currently use options or swaps as part of its trading system, but may employ them in the future.

Only Series A, B and I Units are offered by the fund. Series A, B and I Units will be re-designated as Series C Units after the Fee Limit has been reached. The Series C Units are identical to the other Units except that the Series C Units only incur the Trading Advisor management fee, Trading Advisor incentive fee, brokerage expenses, Cash Manager fees, General Partner management fee and administrative expenses. The Fee Limit is the total amount of selling agent commissions, broker dealer servicing fees paid to the selling agents, payments for wholesalers, payments for sales conferences, and other offering expenses that are items of compensation to Financial Industry Regulatory Authority (“FINRA”) members (but excluding among other items, the production and printing of prospectuses and related collateral material, as well as various legal and regulatory fees) paid by particular Series A, B or I Units when it is equal to 10% of the original purchase price paid by holders of those particular Units.

The Fund is a registrant with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the U.S. Securities Exchange Act of 1933, as amended, (“1933 Act”) and the U.S. Securities Exchange Act of 1934, as amended, (“1934 Act”). As a registrant, the Fund is subject to the regulations of the SEC and the disclosure requirements of the 1933 Act and the 1934 Act. As a commodity pool, the Fund is subject to the regulations of the U.S. Commodity Futures Trading Commission (“CFTC”), an agency of the U.S. government, which regulates most aspects of the commodity futures industry; rules of the National Futures Association (“NFA”), an industry self-regulatory organization; rules of FINRA, an industry self-regulatory organization; and the requirements of commodity exchanges where the Fund executes transactions. Additionally, the Fund is subject to the requirements of its futures brokers and interbank market makers through which the Fund trades.

Under its Fourth Amended and Restated Limited Partnership Agreement (“Partnership Agreement”), the Fund’s business and affairs are managed and conducted by the Fund’s general partner, Steben & Company, Inc. (“General Partner”), a Maryland corporation. The General Partner is registered with the CFTC as a commodity pool operator and a commodities introducing broker, and is registered with the SEC as an investment adviser and a broker dealer. Additionally, the General Partner is a member of the NFA and FINRA. The General Partner manages all aspects of the Fund’s business and serves as one of the Fund’s selling agents.

Through April 30, 2011, Aspect Capital Limited was the sole trading advisor for the Fund. Effective May 1, 2011, the Fund changed its name to Seneca Global Fund, L.P., and began using multiple trading advisors to engage in the speculative trading of futures contracts, forward currency contracts and other financial instruments. Each trading advisor uses a proprietary, systematic trading system that deploys multiple trading strategies utilizing derivatives that seeks to identify and exploit directional moves in market behavior to a broad and diversified range of global markets including stock indices, currencies, interest rate instruments, energy products, metals and agricultural commodities.

Significant Accounting Policies

Accounting Principles

The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

Futures, options on futures, forward currency contracts, investments in securities, and certificates of deposit are recorded on a trade date basis, and gains or losses are realized when contracts/positions are liquidated. Realized gains and losses on investments in securities and certificates of deposit are determined on a specific identification basis and are included in net realized and change in unrealized gain (loss) in the consolidated statements of operations. Unrealized gains and losses on open contracts (the difference between contract trade price and fair value) are reported in the statements of financial condition as net unrealized gain or loss, as there exists a right of offset of any unrealized gains or losses. The difference between cost and the fair value of open investments in securities and certificates of deposit is reflected as unrealized gain or loss on investments in securities and certificates of deposit. Any change in net unrealized gain or loss on from the preceding period is reported in the statements of operations. Interest income earned on investments in securities, certificates of deposit and other cash and cash equivalent balances is recorded on an accrual basis.

Fair Value of Financial Instruments

Financial instruments are recorded at fair value, the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Assets and liabilities recorded at fair value are classified within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).   The three levels of the fair value hierarchy are described below:

Level 1 –	Fair value is based on unadjusted quoted prices for identical instruments in active markets. Financial instruments utilizing Level 1 inputs include futures contracts, money market funds and U.S. Treasury securities.

Level 2 –	Fair value is based on quoted prices for similar instruments in active markets and inputs other than quoted prices that are observable for the financial instrument, such as interest rates and yield curves that are observable at commonly quoted intervals using a market approach. Financial instruments utilizing Level 2 inputs include forward currency contracts, certificates of deposit, commercial paper, corporate notes and U.S. and foreign government sponsored enterprise notes.

Level 3 –	Fair value is based on valuation techniques in which one or more significant inputs are unobservable. The Fund has no financial instruments utilizing Level 3 inputs.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

The Fund assesses the classification of the instruments at each measurement date, and any transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Fund’s accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. For the years ended December 31, 2011 and 2010, there were no such transfers between levels.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

The investment in money market fund, included in cash and cash equivalents in the statements of financial condition, and futures contracts, all of which are exchange-traded, are valued using quoted market prices for identical assets and are classified within Level 1. The fair values of forward currency contracts are based upon third-party quoted dealer values on the interbank market and are classified within Level 2.

U.S. Treasury securities are recorded at fair value based on bid and ask quotes for identical instruments. Commercial paper, certificates of deposit, corporate notes and U.S. and foreign government sponsored enterprise notes are recorded at fair value based on bid and ask quotes for similar, but not identical, instruments. Accordingly, U.S. Treasury securities are classified within Level 1, and commercial paper, certificate of deposits, corporate notes and U.S. and foreign government sponsored enterprise notes are classified within Level 2.

Cash and Cash Equivalents

Cash and cash equivalents include investments with original maturities of three months or less at the date of acquisition that are not held for sale in the ordinary course of business. The Fund maintains deposits with financial institutions in amounts that are in excess of federally insured limits; however, the Fund does not believe it is exposed to any significant credit risk.

Brokerage Commissions and Trading Expenses

Brokerage commissions and trading expenses include brokerage and other trading fees, and are charged to expense when contracts are opened and closed.

Redemptions Payable

Redemptions payable represent redemptions that meet the requirements of the Fund and have been approved by the General Partner prior to period-end. These redemptions have been recorded using the period-end net asset value per Unit.

Income Taxes

The Fund prepares calendar year U.S. and applicable state and local tax returns. The Fund is not subject to federal income taxes as each partner is individually liable for his or her allocable share of the Fund’s income, expenses and trading gains or losses. The Fund evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are more-likely-than-not to be sustained when examined by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and asset or liability in the current year. Management has determined there are no material uncertain income tax positions through December 31, 2011. With few exceptions, the Fund is no longer subject to U.S. or state and local income tax examinations by tax authorities for years before 2008.

Foreign Currency Transactions

The Fund has certain investments denominated in foreign currencies. The purchase and sale of investments, and income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and change in unrealized gain or loss on such investments in the statement of operations.

Reclassification

Certain amounts in the 2010 financial statements have been reclassified to conform to the 2011 presentation without affecting previously reported partners’ capital (net asset value).

Recently Issued Accounting Pronouncement

In November 2011, the Financial Accounting Standards Board (“FASB”) issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Fund’s effective date is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the financial position or results of operations.

Fair Value Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Disclosures
2.	Fair Value Disclosures

The Fund’s assets and liabilities, measured at fair value on a recurring basis, are summarized in the following tables by the type of inputs applicable to the fair value measurements:

At March 31, 2012
	Level 1	Level 2	Total
Equity in broker trading accounts:
Net unrealized loss on open futures contracts*	$(448,683)	$—	$(448,683)
Net unrealized loss on open forward currency contracts*	—	(24,490)	(24,490)
Cash and cash equivalents:
Money market fund	1,758,291	—	1,758,291
Investments in securities:
U.S. Treasury securities*	5,249,193	—	5,249,193
U.S. government sponsored enterprise notes*	—	3,350,651	3,350,651
Foreign government sponsored enterprise notes*	—	252,352	252,352
Commercial paper*	—	6,514,686	6,514,686
Corporate notes*	—	21,729,385	21,729,385
Certificates of deposit*	—	3,455,744	3,455,744
Total	$6,558,801	$35,278,328	$41,837,129

*See the condensed schedule of investments for further description.

At December 31, 2011
	Level 1	Level 2	Total
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	$1,184,851	$—	$1,184,851
Net unrealized gain on open forward currency contracts*	—	18,907	18,907
Cash and cash equivalents:
Money market fund	1,013,019	—	1,013,019
Investments in securities:
U.S. Treasury securities*	3,429,929	—	3,429,929
U.S. government sponsored enterprise notes*	—	4,989,359	4,989,359
Foreign government sponsored enterprise notes*	—	657,305	657,305
Commercial paper*	—	7,268,685	7,268,685
Corporate notes*	—	27,936,271	27,936,271
Certificates of deposit*	—	2,951,285	2,951,285
Total	$5,627,799	$43,821,812	$49,449,611

*See the condensed schedule of investments for further description.

There were no Level 3 holdings at March 31, 2012 and December 31, 2011 or during the periods then ended.

In addition to the financial instruments listed above, substantially all of the Fund’s other assets and liabilities are considered financial instruments and are reflected at fair value, or at carrying amounts that approximate fair value because of the short maturity of the instruments.

2.	Fair Value Disclosures

The Fund’s assets and liabilities, measured at fair value on a recurring basis, are summarized in the following tables by the type of inputs applicable to the fair value measurements:

At December 31, 2011
	Level 1	Level 2	Total
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	$1,184,851	$—	$1,184,851
Net unrealized gain on open forward currency contracts*	—	18,907	18,907
Cash and cash equivalents:
Money market fund	1,013,019	—	1,013,019
Investments in securities:
U.S. Treasury securities*	3,429,929	—	3,429,929
U.S. government sponsored enterprise notes*	—	4,989,359	4,989,359
Foreign government sponsored enterprise notes*	—	657,305	657,305
Commercial paper*	—	7,268,685	7,268,685
Corporate notes*	—	27,936,271	27,936,271
Certificates of deposit*	—	2,951,285	2,951,285
Total	$5,627,799	$43,821,812	$49,449,611

*See the condensed schedule of investments for further description.

At December 31, 2010
	Level 1	Level 2	Total
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	$2,154,522	$—	$2,154,522
Net unrealized gain on open forward currency contracts*	—	977,320	977,320
Cash and cash equivalents:
Money market fund	7,399	—	7,399
Total	$2,161,921	$977,320	$3,139,241

*See the condensed schedule of investments for further description.

There were no Level 3 holdings at December 31, 2011 and 2010, or during the years then ended.

In addition to the financial instruments listed above, substantially all of the Fund’s other assets and liabilities are considered financial instruments and are reflected at fair value, or at carrying amounts that approximate fair value because of the short maturity of the instruments.

Derivative Instruments Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Derivative Instruments Disclosures
3.	Derivative Instruments Disclosures

The Fund’s derivative contracts are comprised of futures and forward currency contracts, none of which were designated as hedging instruments. At March 31, 2012, the Fund’s derivative contracts had the following impact on the statements of financial condition:

March 31, 2012	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain (loss) on open futures contracts
Agricultural commodities	$747,576	$(130,673)	$616,903
Currencies	39,120	(543,019)	(503,899)
Energy	105,039	(491,460)	(386,421)
Equity indices	549,391	(352,257)	197,134
Interest rate instruments	231,969	(278,625)	(46,656)
Metals	346,171	(671,915)	(325,744)
Net unrealized gain (loss) on open futures contracts	$2,019,266	$(2,467,949)	$(448,683)

Net unrealized gain (loss) on open forward currency contracts	$137,456	$(161,946)	$(24,490)

At March 31, 2012, there were 4,229 open futures contracts and 111 open forward currency contracts.

At December 31, 2011, the Fund’s derivative contracts had the following impact on the statements of financial condition:

December 31, 2011	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain (loss) on open futures contracts
Agricultural commodities	$224,779	$(453,902)	$(229,123)
Currencies	663,637	(112,061)	551,576
Energy	251,099	(40,907)	210,192
Equity indices	222,185	(30,600)	191,585
Interest rate instruments	899,598	(256,943)	642,655
Metals	223,462	(405,496)	(182,034)
Net unrealized gain (loss) on open futures contracts	$2,484,760	$(1,299,909)	$1,184,851

Net unrealized gain (loss) on open forward currency contracts	$71,863	$(52,956)	$18,907

At December 31, 2011, there were 3,745 open futures contracts and 83 open forward currency contracts.

For the three months ended March 31, 2012 and 2011, the Fund’s derivative contracts had the following impact on the statements of operations:

	Three Months Ended March 31, 2012		Three Months Ended March 31, 2011
Types of Exposure	Net realized gain	Net change in unrealized loss	Net realized gain	Net change in unrealized loss
Futures contracts
Agricultural commodities	$(796,680)	$846,026	$892,451	$(853,544)
Currencies	(344,297)	(1,055,475)	36,968	16,348
Energy	2,441,977	(596,613)	2,124,382	352,694
Equity indices	1,021,464	5,549	(637,474)	103,683
Interest rate instruments	(1,280,862)	(689,311)	(1,610,280)	55,463
Metals	(626,393)	(143,710)	803,123	(881,179)
Total futures contracts	415,209	(1,633,534)	1,609,170	(1,206,535)

Forward currency contracts	16,789	(43,397)	1,104,145	(793,248)
Total futures and forward currency contracts	$431,998	$(1,676,931)	$2,713,315	$(1,999,783)

For the three months ended March 31, 2012 and 2011, the number of futures contracts closed was 12,473 and 6,469, respectively, and the number of forward currency contracts closed was 841 and 2,474, respectively.

3.	Derivative Instruments Disclosures

The Fund’s derivative contracts are comprised of futures and forward currency contracts, none of which are designated as hedging instruments. At December 31, 2011 and 2010, the Fund’s derivative contracts had the following impact on the statements of financial condition:

December 31, 2011	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$224,779	$(453,902)	$(229,123)
Currencies	663,637	(112,061)	551,576
Energy products	251,099	(40,907)	210,192
Interest rates	899,598	(256,943)	642,655
Metals	223,462	(405,496)	(182,034)
Stock indices	222,185	(30,600)	191,585
Net unrealized gain on open futures contracts	$2,484,760	$(1,299,909)	$1,184,851

Net unrealized gain on open forward currency contracts	$71,863	$(52,956)	$18,907

At December 31, 2011, there were 3,745 open futures contracts and 83 open forward currency contracts.

December 31, 2010	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$931,812	$(15,449)	$916,363
Currencies	1,675	—	1,675
Energy products	308,149	(104,750)	203,399
Interest rates	92,261	(144,107)	(51,846)
Metals	999,158	(66,973)	932,185
Stock indices	239,757	(87,011)	152,746
Net unrealized gain on open futures contracts	$2,572,812	$(418,290)	$2,154,522

Net unrealized gain on open forward currency contracts	$1,202,472	$(225,152)	$977,320

At December 31, 2010, there were 1,891 open futures contracts and 494 open forward currency contracts.

For the years ended December 31, 2011 and 2010, the Fund’s futures and forward currency contracts had the following impact on the statements of operations:

	2011		2010
Types of Exposure	Net realized gain	Net change in unrealized gain (loss)	Net realized gain	Net change in unrealized gain (loss)
Futures contracts
Agricultural commodities	$(1,621,455)	$(1,145,486)	$1,354,154	$578,534
Currencies	(1,749,120)	549,901	(14,097)	9,025
Energy products	(263,343)	6,793	(1,631,831)	72,811
Interest rates	3,878,754	694,501	5,102,652	592,250
Metals	1,457,226	(1,114,219)	310,302	1,130,883
Stock indices	(2,681,334)	38,839	(630,601)	(136,751)
Total futures contracts	(979,272)	(969,671)	4,490,579	2,246,752

Forward currency contracts	2,486,150	(958,413)	1,401,130	1,099,965

Total futures and forward currency contracts	$1,506,878	$(1,928,084)	$5,891,709	$3,346,717

For the years ended December 31, 2011 and 2010, the number of futures contracts closed was 39,781 and 23,419, respectively, and the number of forward currency contracts closed was 6,239 and 7,477, respectively.

General Partner	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
General Partner
4.	General Partner

In accordance with the Partnership Agreement, the General Partner must maintain its interest in the capital of the Fund at no less than the greater of: (i) 1% of aggregate capital contributions to the Fund by all partners (including the General Partner’s contributions) or (ii) $25,000. The General Partner shares in the profits and losses of the Fund in proportion to its respective ownership interest.

At March 31, 2012 and December 31, 2011, the General Partner had an investment of 6,484.1437 units valued at $760,203 and $776,710, respectively.

The General Partner earns the following compensation:

▪	General Partner Fee – each Series of Units, other than General Partner Units, incurs a monthly fee equal to 1/12th of 1.5% of the respective Series’ month-end net asset value, payable in arrears. Prior to May 1, 2011, the General Partner fee was 1.1% per annum.

▪	Selling Agent Fees – the General Partner charges Series A Units a monthly fee equal to 1/12th of 2% of the outstanding Series A Units’ month-end net asset value, payable in arrears. The General Partner pays to the selling agents an upfront fee of 2% of the aggregate subscription amount for the sale of Series A Units. Beginning in the 13th month, the General Partner pays the selling agents a monthly fee in arrears equal to 1/12th of 2.00% of the outstanding Series A Units’ month-end net asset value. If there is no designated selling agent or the General Partner was the selling agent, such portions of the selling agent fee are retained by the General Partner.

▪	Broker Dealer Servicing Fee – the General Partner charges Series A Units a monthly fee equal to 1/12th of 0.15% of their month-end net asset value. The Series B Units which are not subject to a broker dealer custodial fee incur a monthly fee equal to 1/12th of 0.6% of their month-end net asset value. These fees are payable in arrears to the selling agents by the General Partner. If there is no designated selling agent or the General Partner was the selling agent, such portions of the broker dealer servicing fee are retained by the General Partner.

▪	Broker Dealer Custodial Fee – the General Partner charges Series B Units that are held by broker dealers who act as custodian for Series B Units for the benefit of the limited partners, a monthly fee to such broker dealers equal to 1/12th of 0.6% of the outstanding Series B Units’ month-end net asset value. These fees are payable in arrears to the selling agents by the General Partner.

4.	General Partner

In accordance with the Partnership Agreement, the General Partner must maintain its interest in the capital of the Fund at no less than the greater of: (i) 1% of aggregate capital contributions to the Fund by all partners (including the General Partner’s contributions) or (ii) $25,000. The General Partner shares in the profits and losses of the Fund in proportion to its respective ownership interest.

At December 31, 2011 and 2010, the General Partner had an investment of 6,484.1437 units valued at $ 776,710, and 4,806.7772 units valued at $609,812, respectively.

The General Partner earns the following compensation:

▪	General Partner Fee – each Series of Units, other than General Partner Units, incurs a monthly fee equal to 1/12th of 1.5% of the respective Series’ month-end net asset value, payable in arrears. Prior to May 1, 2011, the General Partner fee was 1.1% per annum.

▪	Selling Agent Fees – the General Partner charges Series A Units a monthly fee equal to 1/12th of 2% of the outstanding Series A Units’ month-end net asset value, payable in arrears. The General Partner pays to the selling agents an upfront fee of 2% of the aggregate subscription amount for the sale of Series A Units. Beginning in the 13th month, the General Partner pays the selling agents a monthly fee in arrears equal to 1/12th of 2.00% of the outstanding Series A Units’ month-end net asset value. If there is no designated selling agent or the General Partner was the selling agent, such portions of the selling agent fee are retained by the General Partner.

▪	Broker Dealer Servicing Fee – the General Partner charges Series A Units a monthly fee equal to 1/12th of 0.15% of their month-end net asset value. The Series B Units which are not subject to a broker dealer custodial fee incur a monthly fee equal to 1/12th of 0.6% of their month-end net asset value. These fees are payable in arrears to the selling agents by the General Partner. If there is no designated selling agent or the General Partner was the selling agent, such portions of the broker dealer servicing fee are retained by the General Partner.

▪	Broker Dealer Custodial Fee – the General Partner charges Series B Units that are held by broker dealers who act as custodian for Series B Units for the benefit of the limited partners, a monthly fee to such broker dealers equal to 1/12th of 0.6% of the outstanding Series B Units’ month-end net asset value. These fees are payable in arrears to the selling agents by the General Partner.

Trading Advisors and Cash Managers	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Trading Advisors and Cash Managers
5.	Trading Advisors and Cash Managers

Effective May 1, 2011, the Fund uses three trading advisors. Trading advisor management fees range from 1% to 1.5% per annum of each trading advisors’ respective trading level (as defined in each respective advisory agreement) and trading advisor incentive fees equal to 20% of net new trading profits (as defined in each respective advisory agreement). Prior to May 1, 2011, the Fund used a single trading advisor, which charged the Fund a management fee of 2% per annum of the Fund’s trading level (as defined in the advisory agreement) and an incentive fee, payable quarterly, equal to 20% of net new trading profits (as defined in the advisory agreement).

Effective April 2011, the Fund engaged J.P. Morgan Investment Management, Inc. and Principal Global Investors, LLC (collectively, the “Cash Managers”) to provide cash management services to the Fund. The Fund incurs monthly fees, payable in arrears to the Cash Managers, equal to approximately 1/12th of 0.11% of the investments in securities and certificates of deposit.

5.	Trading Advisors and Cash Managers

Effective May 1, 2011, the Fund uses three trading advisors. Trading advisor management fees range from 1% to 1.5% per annum of each trading advisors’ respective trading level (as defined in each respective advisory agreement) and trading advisor incentive fees equal to 20% of net new trading profits (as defined in each respective advisory agreement). Prior to May 1, 2011, the Fund used a single trading advisor, which charged the Fund a management fee of 2% per annum of the Fund’s trading level (as defined in the advisory agreement) and an incentive fee, payable quarterly, equal to 20% of net new trading profits (as defined in the advisory agreement).

Effective April 2011, the Fund engaged J.P. Morgan Investment Management, Inc. and Principal Global Investors, LLC (collectively, the “Cash Managers”) to provide cash management services to the Fund. The Fund incurs monthly fees, payable in arrears to the Cash Managers, equal to approximately 1/12th of 0.11% of the investments in securities and certificates of deposit.

Deposits with Brokers	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Deposits with Brokers
6.	Deposits with Brokers

To meet margin requirements, the Fund deposits funds with its brokers, subject to CFTC regulations and various exchange and broker requirements. The Fund earns interest income on its assets deposited with its brokers. At March 31, 2012 and December 31, 2011, the Fund had margin requirements of $10,124,958 and $7,516,495.

6.	Deposits with Brokers

To meet margin requirements, the Fund deposits funds with its brokers, subject to CFTC regulations and various exchange and broker requirements. The Fund earns interest income on its assets deposited with its brokers. At December 31, 2011 and 2010, the Fund had margin deposit requirements of $7,516,495 and $6,567,566, respectively.

Administrative and Offering Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Administrative and Offering Expenses
7.	Administrative and Offering Expenses

The Fund reimburses the General Partner for actual monthly administrative expenses paid to various third-party service providers, including the General Partner, up to 1/12th of 0.95% of the Fund’s month-end net asset value, payable in arrears. Actual administrative expenses may vary; however, such administrative expenses will not exceed 0.95% of the Fund’s month-end net asset value per annum. The administrative expenses include legal, accounting, clerical and other back office related expenses related to the administration of the Fund and all other associated costs incurred by the Fund. For the three months ended March 31, 2012 and 2011, actual administrative expenses were $214,128 and $242,277, respectively. Such amounts are presented as administrative expenses in the statements of operations.

During the three months ended March 31, 2012 and 2011, the General Partner absorbed administrative expenses in excess of the 0.95% limitation of $56,264 and $105,794, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations.

At March 31, 2012 and December 31, 2011, $51,396 and $51,851, respectively, were payable to the General Partner for administrative expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as administrative expenses payable – General Partner in the statements of financial condition.

The Fund reimburses the General Partner for actual ongoing offering expenses, up to 1/12th of 0.75% of the Fund’s month-end net asset value pro rata for each Series of Units except for the General Partner and Series C Units, payable monthly in arrears. Actual ongoing offering expenses in excess of this limitation are absorbed by the General Partner. For the three months ended March 31, 2012 and 2011, actual offering expenses were $125,973 and $123,382, respectively. Such amounts are presented as offering expenses in the statements of operations.

During the three months ended March 31, 2012 and 2011, the General Partner absorbed offering expenses in excess of the 0.75% limitation of $2,802 and $16,780, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations. At March 31, 2012 and December 31, 2011, $40,101 and $40,449, respectively, were payable to the General Partner for offering expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as offering expenses payable – General Partner in the statements of financial condition.

7.	Administrative and Offering Expenses

The Fund reimburses the General Partner for actual monthly administrative expenses paid to various third-party service providers, including the General Partner, up to 1/12th of 0.95% of the Fund’s month-end net asset value, payable in arrears. Actual administrative expenses may vary; however, such administrative expenses will not exceed 0.95% of the Fund’s month-end net asset value per annum. The administrative expenses include legal, accounting, clerical and other back office related expenses related to the administration of the Fund and all other associated costs incurred by the Fund. For the years ended December 31, 2011 and 2010, actual administrative expenses were $848,371 and $554,397, respectively. Such amounts are presented as administrative expenses in the statements of operations.

During the years ended December 31, 2011 and 2010, the General Partner absorbed administrative expenses in excess of the 0.95% limitation of $256,532 and $154,059, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations.

At December 31, 2011 and 2010, $51,851 and $42,727, respectively, were payable to the General Partner for administrative expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as administrative expenses payable – General Partner in the statements of financial condition.

The Fund reimburses the General Partner for actual ongoing offering expenses, up to 1/12th of 0.75% of the Fund’s month-end net asset value pro rata for each Series of Units except for the General Partner and Series C Units, payable monthly in arrears. Actual ongoing offering expenses in excess of this limitation are absorbed by the General Partner. For the years ended December 31, 2011 and 2010, actual offering expenses were $782,473 and $403,926, respectively. Such amounts are presented as offering expenses in the statements of operations.

During the years ended December 31, 2011 and 2010, the General Partner absorbed offering expenses in excess of the 0.75% limitation of $320,233 and $91,475, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations. At December 31, 2011 and 2010, $40,449 and $33,639, respectively, were payable to the General Partner for offering expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as offering expenses payable – General Partner in the statements of financial condition.

Subscriptions, Distributions and Redemptions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subscriptions, Distributions and Redemptions
8.	Subscriptions, Distributions and Redemptions

Investments in the Fund are made by subscription agreement and must be received within five business days of the end of the month, subject to acceptance by the General Partner. The minimum investment is $10,000. Units are sold at the net asset value per Series A, B and I Units as of the close of business on the last day of the month in which the subscription is accepted. Investors whose subscriptions are accepted are admitted as limited partners as of the beginning of the month following the month in which their subscriptions were accepted. At March 31, 2012 and December 31, 2011, the Fund received advance subscriptions of $1,632,356 and $1,426,321, respectively, which were recognized as subscriptions to the Fund or returned, if applicable, subsequent to month-end.

The Fund is not required to make distributions, but may do so at the sole discretion of the General Partner. A limited partner may request and receive redemption of Series A, B and I Units owned at the end of any month, subject to five business days’ prior written notice to the General Partner and in certain circumstances, restrictions in the partnership agreement.

Series A Units redeemed prior to the first anniversary of the subscription date are subject to a redemption fee equal to the product of (i) 2% of the subscription price for such Series A Units on the subscription date, divided by twelve (ii) multiplied by the number of months remaining before the first anniversary of the subscription date. Series B, C and I Units are not subject to the redemption fee. For the three months ended March 31, 2012 and 2011, these redemption fees were negligible.

The General Partner may require a limited partner to redeem from the Fund if the General Partner deems the redemption (a) necessary to prevent or correct the occurrence of a non-exempt prohibited transaction under the Employee Retirement Income Security Act of 1974, as amended, or the Internal Revenue Code of 1986, as amended, (b) beneficial to the Fund, or (c) necessary to comply with any applicable government or self-regulatory agency regulations. Limited partners will not be required to pay any redemption fees if such limited partners are subject to a mandatory redemption of their Units within the first year of purchase.

8.	Subscriptions, Distributions and Redemptions

Investments in the Fund are made by subscription agreement and must be received within five business days of the end of the month, subject to acceptance by the General Partner. The minimum investment is $10,000. Units are sold at the net asset value per Series A, B and I Units as of the close of business on the last day of the month in which the subscription is accepted. Investors whose subscriptions are accepted are admitted as limited partners as of the beginning of the month following the month in which their subscriptions were accepted. At December 31, 2011 and 2010, the Fund received advance subscriptions of $1,426,321 and $2,536,859, respectively, which were recognized as subscriptions to the Fund or returned, if applicable, subsequent to year-end.

The Fund is not required to make distributions, but may do so at the sole discretion of the General Partner. A limited partner may request and receive redemption of Series A, B and I Units owned at the end of any month, subject to five business days prior written notice to the General Partner and in certain circumstances, restrictions in the partnership agreement.

Series A Units redeemed prior to the first anniversary of the subscription date are subject to a redemption fee equal to the product of (i) 2% of the subscription price for such Series A Units on the subscription date, divided by twelve (ii) multiplied by the number of months remaining before the first anniversary of the subscription date. Series B, C and I Units are not subject to the redemption fee. During 2011 and 2010, these redemption fees were negligible.

The General Partner may require a limited partner to redeem from the Fund if the General Partner deems the redemption (a) necessary to prevent or correct the occurrence of a non-exempt prohibited transaction under the Employee Retirement Income Security Act of 1974, as amended, or the Internal Revenue Code of 1986, as amended, (b) beneficial to the Fund, or (c) necessary to comply with any applicable government or self-regulatory agency regulations. Limited partners will not be required to pay any redemption fees if such limited partners are subject to a mandatory redemption of their Units within the first year of purchase.

Trading Activities and Related Risks	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Trading Activities and Related Risks
9.	Trading Activities and Related Risks

The Fund engages in the speculative trading of futures and forward currency contracts traded in the U.S. and internationally. Trading in derivatives exposes the fund to both market risk, the risk arising from a change in the fair value of a contract and credit risk, the risk of failure by another party to perform according to the terms of a contract.

Purchase and sale of futures contracts requires margin deposits with futures brokers. Additional deposits may be necessary for any loss of contract value. The Commodity Exchange Act (“CEAct”) requires a broker to segregate all customer transactions and assets from such broker’s proprietary activities. A customer’s cash and other property (for example, U.S. Treasury securities) deposited with a broker are considered commingled with all other customer funds subject to the broker’s segregation requirements. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than (or none of) the total cash and other property deposited. The Fund uses Newedge USA, LLC and J. P. Morgan Securities, LLC as its futures brokers and Newedge UK Financial Limited as its forward currency counterparty.

For futures contracts, risks arise from changes in the fair value of the contracts. Theoretically, the Fund is exposed to a market risk equal to the value of futures and forward contracts purchased and unlimited liability on such contracts sold short.

In addition to market risk, upon entering into commodity interest contracts there is a credit risk that the counterparty will not be able to meet its obligations to the Fund. The counterparty for futures and options on futures contracts traded in the U.S. and on most non-U.S. futures exchanges is the clearinghouse associated with such exchanges. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward currency contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a clearinghouse backed by a group of financial institutions; thus, there likely will be greater counterparty credit risk. While the Fund trades only with those counterparties that it believes to be creditworthy, there can be no assurance that any clearing member, clearinghouse or other counterparty will be able to meet its obligations to the Fund.

The Fund trades forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty non-performance. Accordingly, the risks associated with forward currency contracts are generally greater than those associated with exchange-traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Cash Managers manage the Fund’s cash and excess margin through investments in fixed income instruments, pursuant to investment parameters established by the General Partner. The Fund’s objective in retaining the Cash Managers is to enhance the return on its assets not required to be held by the Fund’s brokers to support the Fund’s trading. There is no guarantee that the Cash Managers will achieve returns for the Fund, net of fees payable to the Cash Managers, in excess of the returns previously achieved through the General Partner’s efforts and/or available through the Fund’s brokers, or that the Cash Managers will avoid a loss of principal on amounts placed under their management.

Prior to April 2011, the Fund used UBS Financial Services, Inc. as its cash management securities broker for the investment of a portion of the Fund’s excess margin amounts into fixed income instruments.

The General Partner has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The limited partners bear the risk of loss only to the extent of the fair value of their respective investments and, in certain circumstances, distributions and redemptions received.

Through its investments in debt securities and certificates of deposit, the Fund has exposure to U.S. and foreign enterprises.  The following table presents the exposure at March 31, 2012.

Country or Region	U.S. Treasury Securities	Gov't Sponsored Enterprise Notes	Commercial Paper	Corporate Notes	Certificates Of Deposit	Total	% of Partners' Capital (Net Asset Value)
United States	$5,249,193	$3,350,651	$4,499,178	$15,392,865	$2,955,611	$31,447,498	49.62%
Australia	-	-	249,963	1,127,977	-	1,377,940	2.17%
France	-	252,352	249,956	854,067	250,060	1,606,435	2.53%
Great Britain	-	-	247,707	860,095	-	1,107,802	1.75%
Netherlands	-	-	-	1,429,171	-	1,429,171	2.25%
Canada	-	-	-	726,101	-	726,101	1.15%
Netherland Antilles	-	-	-	451,308	-	451,308	0.71%
Luxumberg	-	-	-	-	-	-	0.00%
Japan	-	-	249,962	-	-	249,962	0.39%
Sweden	-	-	-	202,233	250,073	452,306	0.71%
Germany	-	-	-	249,928	-	249,928	0.39%
South America multi-national	-	-	249,968	-	-	249,968	0.39%
Singapore	-	-	497,971	-	-	497,971	0.79%
Norway	-	-	269,981	-	-	269,981	0.43%
Cayman Islands	-	-	-	213,649	-	213,649	0.34%
Denmark	-	-	-	221,991	-	221,991	0.35%
Total	$5,249,193	$3,603,003	$6,514,686	$21,729,385	$3,455,744	$40,552,011	63.97%

The following table presents the exposure at December 31, 2011.

Country or Region	U.S. Treasury Securities	Gov't Sponsored Enterprise Notes	Commercial Paper	Corporate Notes	Certificates of Deposit	Total	% of Partners' Capital (Net Asset Value)
United States	$3,429,929	$4,989,359	$4,519,245	$19,933,426	$1,750,299	$34,622,258	53.62%
Australia	-	-	249,936	1,825,370		2,075,306	3.21%
France	-	251,279	249,959	1,176,639	249,705	1,927,582	2.98%
Great Britain	-	-	499,989	1,361,489		1,861,478	2.88%
Netherlands	-	-	-	1,713,148		1,713,148	2.65%
Canada	-	-	-	1,011,176	701,094	1,712,270	2.65%
Netherland Antilles	-	-	249,985	447,533		697,518	1.08%
Luxumberg	-	-	499,984	-	-	499,984	0.77%
Japan	-	-	499,935	-		499,935	0.77%
Sweden	-	-	-	-	250,187	250,187	0.39%
Germany	-	-	-	249,908	-	249,908	0.39%
South America multi-national	-	-	249,899	-	-	249,899	0.39%
Singapore	-	-	249,753	-	-	249,753	0.39%
Denmark	-	-	-	217,582	-	217,582	0.34%
Europe multi-national	-	204,235	-	-	-	204,235	0.32%
Africa multi-national	-	201,791	-	-	-	201,791	0.31%
Total	$3,429,929	$5,646,664	$7,268,685	$27,936,271	$2,951,285	$47,232,834	73.14%

9.	Trading Activities and Related Risks

The Fund engages in the speculative trading of futures and forward currency contracts traded in the U.S. and internationally. Trading in derivatives exposes the fund to both market risk, the risk arising from a change in the fair value of a contract and credit risk, the risk of failure by another party to perform according to the terms of a contract.

Purchase and sale of futures contracts requires margin deposits with futures brokers. Additional deposits may be necessary for any loss of contract value. The Commodity Exchange Act (“CEAct”) requires a broker to segregate all customer transactions and assets from such broker’s proprietary activities. A customer’s cash and other property (for example, U.S. Treasury securities) deposited with a broker are considered commingled with all other customer funds subject to the broker’s segregation requirements. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than (or none of) the total cash and other property deposited. The Fund uses Newedge USA, LLC and J. P. Morgan Securities, LLC as its futures brokers and Newedge UK Financial Limited as its forward currency counterparty.

For futures contracts, risks arise from changes in the fair value of the contracts. Theoretically, the Fund is exposed to a market risk equal to the value of futures and forward contracts purchased and unlimited liability on such contracts sold short.

In addition to market risk, upon entering into commodity interest contracts there is a credit risk that the counterparty will not be able to meet its obligations to the Fund. The counterparty for futures and options on futures contracts traded in the U.S. and on most non-U.S. futures exchanges is the clearinghouse associated with such exchanges. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward currency contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a clearinghouse backed by a group of financial institutions; thus, there likely will be greater counterparty credit risk. While the Fund trades only with those counterparties that it believes to be creditworthy, there can be no assurance that any clearing member, clearinghouse or other counterparty will be able to meet its obligations to the Fund.

The Fund trades forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty non-performance. Accordingly, the risks associated with forward currency contracts are generally greater than those associated with exchange-traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Cash Managers manage the Fund’s cash and excess margin through investments in fixed income instruments, pursuant to investment parameters established by the General Partner. The Fund’s objective in retaining the Cash Managers is to enhance the return on its assets not required to be held by the Fund’s brokers to support the Fund’s trading. There is no guarantee that the Cash Managers will achieve returns for the Fund, net of fees payable to the Cash Managers, in excess of the returns previously achieved through the General Partner’s efforts and/or available through the Fund’s brokers, or that the Cash Managers will avoid a loss of principal on amounts placed under their management.

Prior to April 2011, the Fund used UBS Financial Services, Inc. as its cash management securities broker for the investment of a portion of the Fund’s excess margin amounts into fixed income instruments.

The General Partner has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The limited partners bear the risk of loss only to the extent of the fair value of their respective investments and, in certain circumstances, distributions and redemptions received.

Through its investments in debt securities and certificates of deposit, the Fund has exposure to U.S. and foreign enterprises. The following table presents the exposure at December 31, 2011.

Country or Region	U.S. Treasury Securities	Gov't Sponsored Enterprise Notes	Commercial Paper	Corporate Notes	Certificates of Deposit	Total	% of Partners' Capital (Net Asset Value)
United States	$3,429,929	$4,989,359	$4,519,245	$19,933,426	$1,750,299	$34,622,258	53.62%
Australia	-	-	249,936	1,825,370		2,075,306	3.21%
France	-	251,279	249,959	1,176,639	249,705	1,927,582	2.98%
Great Britain	-	-	499,989	1,361,489		1,861,478	2.88%
Netherlands	-	-	-	1,713,148		1,713,148	2.65%
Canada	-	-	-	1,011,176	701,094	1,712,270	2.65%
Netherland Antilles	-	-	249,985	447,533		697,518	1.08%
Luxumberg	-	-	499,984	-	-	499,984	0.77%
Japan	-	-	499,935	-		499,935	0.77%
Sweden	-	-	-	-	250,187	250,187	0.39%
Germany	-	-	-	249,908	-	249,908	0.39%
South America multi-national	-	-	249,899	-	-	249,899	0.39%
Singapore	-	-	249,753	-	-	249,753	0.39%
Denmark	-	-	-	217,582	-	217,582	0.34%
Europe multi-national	-	204,235	-	-	-	204,235	0.32%
Africa multi-national	-	201,791	-	-	-	201,791	0.31%
Total	$3,429,929	$5,646,664	$7,268,685	$27,936,271	$2,951,285	$47,232,834	73.14%

At December 31, 2010, the Fund had no investments in debt securities or certificates of deposit.

Indemnifications	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Indemnifications
10.	Indemnifications

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, and which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be estimated. However, the Fund believes that it is unlikely it will have to make material payments under these arrangements and has not recorded any contingent liability in the financial statements for such indemnifications.

10.	Indemnifications

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, and which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be estimated. However, the Fund believes that it is unlikely it will have to make material payments under these arrangements and has not recorded any contingent liability in the financial statements for such indemnifications.

Interim Financial Statements	3 Months Ended
Mar. 31, 2012
Interim Financial Statements
11.	Interim Financial Statements

The statements of financial condition, including the condensed schedule of investments, at March 31, 2012, the statements of operations, cash flows and changes in partners’ capital (net asset value) for the three months ended March 31, 2012 and 2011, and the accompanying notes to the financial statements are unaudited. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP may be omitted pursuant to such rules and regulations. In the opinion of management, such financial statements and accompanying disclosures reflect all adjustments, which were of a normal and recurring nature, necessary to present fairly the financial position at March 31, 2012, results of operations, cash flows and changes in partners’ capital (net asset value) for the three months ended March 31, 2012 and 2011. The results of operations for the three months ended March 31, 2012 and 2011 are not necessarily indicative of the results to be expected for the full year or any other period. These financial statements should be read in conjunction with the audited financial statements and the notes thereto included in the Fund’s Form 10-K as filed with the SEC.

Financial Highlights	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Financial Highlights
12.	Financial Highlights

The following information presents per unit operating performance results and other supplemental financial ratios for the three months ended March 31, 2012 and 2011. This information has been derived from information presented in the financial statements for limited partner units and assumes that a unit is outstanding throughout the entire period:

	Three Months Ended March 31, 2012			Three Months Ended March 31, 2011
	Series A Units	Series B Units	Series I Units	Series A Units	Series B Units	Series I Units
Per Unit Operating Performance
Net asset value per Unit at beginning of period	$87.30	$97.15	$112.52	$96.61	$105.77	$121.80
Loss from operations
Gain (loss) from trading (1)	(1.61)	(1.79)	(2.09)	1.15	1.22	1.41
Net investment loss (1)	(1.19)	(0.94)	(0.92)	(1.77)	(1.48)	(1.53)
Total loss from operations	(2.80)	(2.73)	(3.01)	(0.62)	(0.26)	(0.12)
Net asset value per Unit at end of period	$84.50	$94.42	$109.51	$95.99	$105.51	$121.68

Total return (5)	(3.20)%	(2.82)%	(2.68)%	(0.64)%	(0.25)%	(0.10)%

Other Financial Ratios
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fee (2) (3) (4)	6.99%	5.42%	4.77%	7.64%	5.90%	5.31%
Trading Advisor incentive fee (5)	0.11%	0.11%	0.11%	0.00%	0.00%	0.00%
Total expenses	7.10%	5.53%	4.88%	7.64%	5.90%	5.31%

Net investment loss (2) (3) (4) (6)	(5.05)%	(3.46)%	(2.84)%	(7.34)%	(5.61)%	(5.01)%

Total returns are calculated based on the change in value of a Series A, Series B or Series I Units during the period. An individual limited partner’s total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

(1)

The net investment loss per Unit is calculated by dividing the net investment loss by the average number of Series A, Series B or Series I Units outstanding during the period. Gain (loss) from trading is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information. Such balancing amount may differ from the calculation of gain (loss) from trading per Unit due to the timing of trading gains and losses during the period relative to the number of Units outstanding.

(2)

All of the ratios under other financial ratios are computed net of involuntary waivers of administrative and offering expenses. For the three months ended March 31, 2012 and 2011, the ratios are net of 0.35% and 0.75% effect of waived administrative expenses, respectively. For the three months ended March 31, 2012 and 2011, the ratios are net of 0.02% and 0.12% effect of waived offering expenses, respectively.

(3)

The net investment loss includes interest income and excludes net realized and net change in unrealized gain (loss) from trading activities as shown on the statements of operations. The total amount is then reduced by all expenses, excluding brokerage commissions, which are included in net trading gain (loss) on the statements of operations. The resulting amount is divided by the average net asset value for the period.

(4)	Ratios have been annualized.
(5)	Ratios have not been annualized.
(6)	Ratio excludes Trading Advisor incentive fees.

11.	Financial Highlights

The following information presents per Unit operating performance results and other supplemental financial ratios for the years ended December 31, 2011 and 2010. This information has been derived from information presented in the financial statements for limited partner Units and assumes that a Unit is outstanding throughout the entire year:

	2011			2010
	Series A Units	Series B Units	Series I Units	Series A Units	Series B Units	Series I Units
Per Unit Operating Performance
Net asset value per unit at beginning of year	$96.61	$105.77	$121.80	$85.66	$92.33	$105.68
Income (loss) from operations
Gain (loss) from futures and forwards trading (1)	(0.47)	(0.74)	(0.84)	18.79	20.27	23.65
Net investment loss (1)	(8.84)	(7.88)	(8.44)	(7.84)	(6.83)	(7.53)
Total income (loss) from operations	(9.31)	(8.62)	(9.28)	10.95	13.44	16.12
Net asset value per unit at end of year	$87.30	$97.15	$112.52	$96.61	$105.77	$121.80

Total return	(9.64)%	(8.15)%	(7.62)%	12.77%	14.55%	15.25%

Other Financial Ratios
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fees (2) (3)	7.23%	5.57%	4.96%	7.56%	5.96%	5.40%
Trading Advisor incentive fees	1.99%	1.85%	1.89%	1.49%	1.38%	1.62%
Total expenses (2) (3)	9.22%	7.42%	6.85%	9.05%	7.34%	7.02%
Net investment loss (2) (3)	(9.47)%	(7.62)%	(7.07)%	(8.76)%	(7.05)%	(6.72)%

Total returns are calculated based on the change in value of a Series A, Series B or Series I Units during the year. An individual limited partner’s total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

(1)	The net investment loss per unit is calculated by dividing the net investment loss by the average number of Series A, Series B or Series I Units outstanding during the year. Gain (loss) from futures and forwards trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information. Such balancing amount may differ from the calculation of gain (loss) from futures and forwards trading per unit due to the timing of trading gains and losses during the year relative to the number of units outstanding.
(2)	All of the ratios under Other Financial Ratios are computed net of involuntary waivers of administrative and offering expenses. For the years ended December 31, 2011 and 2010, the ratios are net of 0.42 % and 0.38% effect of waived administrative expenses, respectively. For the years ended December 31, 2011 and 2010, the ratios are net of 0.53 % and 0.23% effect of waived offering expenses, respectively.
(3)	The net investment loss includes interest income and excludes realized and change in unrealized gain (loss) from futures and forwards trading activities as shown on the statements of operations. The total amount is then reduced by all expenses, excluding brokerage commissions, which are included in net gain (loss) from futures and forwards trading on the statements of operations. The resulting amount is divided by the average net asset value for the year.